ANNUAL REPORT AS OF
JANUARY 31, 1998


SEI DAILY
INCOME TRUST



================================================================================
Money Market Portfolio
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Government Portfolio
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Government II Portfolio
================================================================================
Prime Obligation Portfolio
================================================================================
Treasury Portfolio
================================================================================
Treasury II Portfolio
================================================================================
Short-Duration Government Portfolio
================================================================================
Intermediate-Duration Government Portfolio
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GNMA Portfolio
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Corporate Daily Income Portfolio
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[SEI INVESMENTS LOGO OMITTED]
THE ART OF PEOPLE.
THE SCIENCE OF RESULTS.

TABLE OF CONTENTS
================================================================================


LETTER TO SHAREHOLDERS...............................................     2
MONEY MARKET AND FIXED INCOME REVIEW.................................     3
MANAGEMENT'S DISCUSSION AND ANALYSIS
  OF FUND PERFORMANCE
      SHORT-DURATION GOVERNMENT......................................     5
      INTERMEDIATE-DURATION GOVERNMENT...............................     6
      GNMA...........................................................     7
      CORPORATE DAILY INCOME.........................................     9
STATEMENT OF NET ASSETS..............................................    11
STATEMENT OF OPERATIONS..............................................    26
STATEMENT OF CHANGES IN NET ASSETS...................................    28
FINANCIAL HIGHLIGHTS.................................................    32
NOTES TO FINANCIAL STATEMENTS........................................    36
REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS.............................    40
NOTICE TO SHAREHOLDERS...............................................    41

LETTER TO SHAREHOLDERS
================================================================================


TO OUR SHAREHOLDERS:

The fiscal year ended January 31, 1998 was one of healthy growth, low inflation, favorable fiscal policy and a strong dollar. For most of 1997, the Federal Reserve maintained a bias to raise short term interest rates, but it made only one increase in the Federal Funds rate from 5.25% to 5.50% in March.

With only one move by the Federal Reserve, Wellington Management Company, LLP, the advisor of the SEI Daily Income Trust, shortened average weighted maturities across the majority of the funds versus the last fiscal year.

For money market investors, yields for the funds increased over the previous year. Not only did yields increase, but growth for the 1997 year was phenomenal for money market funds. Total assets for all money market funds topped a trillion dollars $(1.09), as of January 1998. The year showed a shift from bank deposits and individual securities to mutual funds which allowed assets to grow by $177 billion, a 19% jump.

Looking into the 1998 fiscal year, the Federal Reserve will begin the year with a continuation of its "wait and see" approach as it monitors developments on both domestic and international fronts. The U.S. economy is likely to slow from its robust pace in 1997 as domestic forces cannot sustain its current pace. On the global front, the inevitable slowdown in Asia will also dampen domestic growth in a rebalancing of trade. As always, Wellington Management Company, LLP will continue to seek safe investment opportunities that provide the competitive yields our shareholders expect.

We thank you for your continued confidence in the SEI Daily Income Trust, and we look forward to serving your investment needs in the future.


Sincerely
/s/Signature

Edward D. Loughlin
President

MONEY MARKET AND FIXED INCOME REVIEW
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


     SEIDAILY INCOME TRUST MONEY MARKET PORTFOLIOS
         MONEY MARKET                            PRIME OBLIGATION
         GOVERNMENT                              TREASURY
         GOVERNMENT II                           TREASURY II


     SEI DAILY INCOME TRUST FIXED INCOME PORTFOLIOS
         SHORT-DURATION GOVERNMENT               GNMA
         INTERMEDIATE-DURATION GOVERNMENT        CORPORATE DAILY INCOME

      SEI DAILY INCOME TRUST MONEY MARKET AND FIXED INCOME PORTFOLIOS ARE
                    MANAGED BY WELLINGTON MANAGEMENT COMPANY

The U.S. bond market enjoyed a strong year for the period ending January 31, 1998 as yields on the 30-year Treasury bond declined approximately 1 full percentage point, ending at 5.80%. The economy entered the period exhibiting signs of economic growth, high employment levels, and building inflationary concerns. In an effort to combat these inflationary expectations while balancing growth, the Federal Reserve (the "Fed") tightened monetary policy 25 basis points at its March meeting. With the new targeted level for federal funds at 5.50%, the fixed income markets responded by building expectations for another increase. With the economy continuing on its growth course, the Federal Government began realizing increased revenues. This translated into excess cash which was applied to the reduction of the Treasury's short-term debt outstanding. Despite the decreased supply, the U.S. markets continued to offer global investors, and foreign central banks in particular, relatively high rates. It was during this time that participants began to realize that sustained low inflation and moderate economic growth was possible, and Treasury yields began to decline. The theme of continued low inflation, relatively high real interest rates, favorable fiscal policy, and strong, but not threatening economic growth, continued into the summer months, pushing yields lower. In the fourth quarter, the Asian market turmoil began and continued economic growth began to be questioned. A flight to quality provided the catalyst for the U.S. bond market to extend the rally in prices. Throughout this period, the short-end of the yield curve remained relatively stable, causing the yield curve to flatten. At one point, the spread between the 2 year and the 30-year fell to 28 basis points, the lowest level in 3 years. The rally continued as the new year progressed, only to experience a mild back-up during the last half of January as the Asian crisis began to settle down.

Focusing on the money market sector, yields on the one year Treasury bill traded within an almost 100 basis point range over a period that experienced only one action by the Fed. Similar to the bond market, rates moved higher during the first quarter due to expectations that multiple actions by the Fed would be required to control economic growth and inflation. As these expectations diminished and shifted toward easing, bills rallied from their peak of 6.10% to 5.10% by mid-January of this year. Demand for such high quality products was driven by the attractiveness of domestic rates to international participants, a declining need by the U.S. Treasury to issue debt, and increasing demand for money market products. This increase in demand was partially brought

MONEY MARKET AND FIXED INCOME REVIEW
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

on by increasing profitability in the corporate sector as well as by improved tax revenues in the municipal sector. As an example, IBC Financial Data reported that assets of all money funds pierced the $1.0 trillion figure for the first time in history during the third calendar quarter.

The SEI Daily Income Trust portfolios entered the fiscal year structured with a more cautious approach, emphasizing a shorter average weighted maturity due to the Fed's apparent bias toward raising rates. Such a structure was believed to be more responsive to upward changes in short-term rates. When this bias toward higher rates became less certain, the portfolios were extended in an effort to take advantage of higher yields offered by issues with longer maturities. As the Asian crisis developed, the money market sector was the beneficiary as cash inflows resulted from investors looking for a safe haven. As the situation continued to unfold, foreign central banks sold money market securities in order to provide funds to support local currencies. Yields on treasury bills continued to be viewed as relatively expensive, first due to the increased demand from foreign central banks, then due to the decreased supply resulting from increased revenues to the Treasury. As we look ahead, the impact from developments in Asia will take time to be analyzed by U.S. market participants. In the meantime, the Fed is expected to remain on "hold," maintaining its bias toward easier policies.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


                      SHORT-DURATION GOVERNMENT PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The Short-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests in those securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Portfolio is up to three years. The Portfolio seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Portfolio's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Maturities will typically be laddered across the permitted maturity range to provide reinvestment opportunities. In order to minimize risk, the Portfolio is generally not invested in a bulleted structure, meaning individual securities are not clustered around a specific maturity. Treasury and agency securities will form the core of the Portfolio, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

      ANALYSIS. For the fiscal year ended 1998, the Short-Duration Government Portfolio Class A Shares posted a 7.23% return compared to a 7.19% return for its benchmark, the Merrill Lynch 1-3 Year Treasury Index.

================================================================================
                            SHORT-DURATION GOVERNMENT
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                       Short-Duration Government, Class A
--------------------------------------------------------------------------------
            One    Annualized   Annualized  Annualized  Annualized
           Year     3 Year       5 Year      10 Year    Inception
          Return    Return       Return      Return      to Date
--------------------------------------------------------------------------------
           7.23%     7.35%        5.45%       6.80%       6.73%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT PORTFOLIO, CLASS A, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

[LINE GRAPH OMITTED}

PLOT POINTS ARE AS FOLLOWS:
                        SEI DAILY INCOME TRUST
                             SHORT DURATION             MERRILL 1-3 YEAR
                         GOV'T BOND, CLASS A         U.S. TREASURY INDEX

2/28/87                       $10,000                       $10,000
1/31/88                       $10,588                       $10,606
1/31/89                       $11,139                       $11,175
1/31/90                       $12,142                       $12,304
1/31/91                       $13,354                       $13,614
1/31/92                       $14,689                       $15,041
1/31/93                       $15,665                       $16,179
1/31/94                       $16,362                       $16,990
1/31/95                       $16,514                       $17,214
1/31/96                       $18,210                       $19,003
1/31/97                       $19,051                       $19,873
1/31/98                       $20,429                       $21,302


--------------------------------------------------------------------------------
                       Short-Duration Government, Class B
--------------------------------------------------------------------------------
              One       Annualized     Annualized    Annualized
              Year        3 Year         5 Year       Inception
             Return       Return         Return        to Date
--------------------------------------------------------------------------------
              6.82%        7.03%          5.12%         6.09%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST SHORT-DURATION GOVERNMENT PORTFOLIO, CLASS B, VERSUS THE MERRILL LYNCH 1-3 YEAR U.S. TREASURY INDEX

[LINE GRAPH OMITTED}

PLOT POINTS ARE AS FOLLOWS:
                         SEI DAILY INCOME TRUST
                            SHORT DURATION             MERRILL 1-3 YEAR
                         GOV'T BOND, CLASS B         U.S. TREASURY INDEX

11/30/90                       $10,000                    $10,000
1/31/91                        $10,193                    $10,214
1/31/92                        $11,180                    $11,285
1/31/93                        $11,887                    $12,139
1/31/94                        $12,356                    $12,747
1/31/95                        $12,442                    $12,915
1/31/96                        $13,679                    $14,257
1/31/97                        $14,281                    $14,910
1/31/98                        $15,255                    $15,982

1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87 AND CLASS B SHARES WERE OFFERED BEGINNING 11/5/90.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

SHORT-DURATION GOVERNMENT (CONCLUDED)

      During the rising interest rate environment experience in the first quarter, the shorter duration posture was the largest contributor to performance. Further, a defensive scenario emphasizing callable structures typically found in government agencies and mortgage-backed products enhanced returns slightly.

      As the outlook for continued growth and a prolonged period of low inflation became accepted by the marketplace and interest rates declined, the importance of the Portfolio's duration posture increased. During this shift in sentiment, the value of mortgage-backed product structure increased and was a contributor to performance throughout the year. Likewise, exposure to callable agencies were reduced in favor of 5-year Treasury issues. This was primarily due to expectations that callable issues could be retired early, and therefore would not perform as well as non-callable issues.

      As the decline in interest rates continued into the winter months, securities with call characteristics continued to be reduced in favor of issues without such features. Flight-to-quality buying benefited performance of issues without call structures. Furthermore, callable bonds are likely to see their durations shorten further as rates move lower. Looking ahead, government agencies are planning to increase issuance, which should cause a widening of spreads.


                   INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The Intermediate-Duration Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests in those securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Portfolio is three to five years. The Portfolio seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

      STRATEGY. The Portfolio's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Portfolio focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

      ANALYSIS. For the fiscal year ended January 31, 1998, the Intermediate-Duration Government Portfolio gained 9.15%, underperforming the Merrill Lynch 3-5 Year U.S. Treasury Index return of 9.29%. The Portfolio's exposure to non-Treasury issues was the largest detractor from performance during the period. The slightly longer duration posture was the primary driver of relative performance.

INTERMEDIATE-DURATION GOVERNMENT (CONCLUDED)

      Strength in the domestic economy and perceived price pressures prevailed during the early months of the Portfolio's fiscal year, which lead the Federal Reserve to increase interest rates at its March meeting. With the increase in rates early in the fiscal year, the securities that contributed the most to performance were high quality agency and well structured mortgage-backed issues. After this tightening, a longer term strategy of extending the duration posture was deemed appropriate, especially as real interest rates approached the 4-5% area. This was based on the assumption that additional tightenings in monetary policy were possible, albeit limited.

      As the interest rate environment changed from one of tightening to a neutral policy, the structure of high quality, mortgage paper became more important, and these additions to the portfolio contributed positively to performance. Exposure to the mortgage market in this manner served to increase yield, while only marginally increasing call risk. As interest rates continued to decline, prepayment risk increased, thus those issues that recently traded at a discount, began trading closer to par. Looking ahead, exposure to the Treasury sector is likely to increase given the relative richness of the mortgage sector.

      The concerns over the Asian economies appear to be warranted, as the impact will likely result in slowing economic growth and subdued inflationary expectations. The backdrop remains constructive given an improved federal deficit position.

================================================================================
                        INTERMEDIATE-DURATION GOVERNMENT
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
            One     Annualized  Annualized  Annualized  Annualized
            Year      3 Year      5 Year      10 Year    Inception
           Return     Return      Return      Return      to Date
--------------------------------------------------------------------------------
            9.15%      8.75%       6.01%       7.60%       7.40%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO, VERSUS THE
MERRILL LYNCH 3-5 YEAR U.S. TREASURY INDEX

[LINE GRAPH OMITTED]

PLOT POINTS ARE AS FOLLOWS:
                      SEI DAILY INCOME
                     TRUST INTERMEDIATE       MERRILL 3-5 YEAR
                    DURATION GOV'T. BOND    U.S. TREASURY INDEX

2/28/97                   $10,000                $10,000
1/31/88                   $10,496                $10,512
1/31/89                   $10,938                $10,943
1/31/90                   $12,026                $12,155
1/31/91                   $13,356                $13,597
1/31/92                   $14,884                $15,314
1/31/93                   $16,296                $17,023
1/31/94                   $17,346                $18,341
1/31/95                   $16,967                $17,965
1/31/96                   $19,445                $20,688
1/31/97                   $19,991                $21,297
1/31/98                   $21,820                $23,313

1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 2/17/87.

                                 GNMA PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The GNMA Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Portfolio invests primarily in mortgage-backed securities issued by the Government National Mortgage Association and backed by the full faith and credit of the U.S. Government.

      STRATEGY. The Portfolio's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Portfolio to changes in the reinvestment risk associated with loan prepayment. The Portfolio will

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

GNMA PORTFOLIO (CONTINUED)

therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

      ANALYSIS. For the fiscal year ending January 31, 1998, the GNMA Portfolio gained 9.52%, outperforming the Lipper GNMA Average return of 9.28% and the Salomon 30-Year GNMA Index return of 9.30%. The Portfolio's emphasis on discount coupon structures and modestly longer duration posture was positive, particularly during the final four months of the fiscal year. In addition, remaining fully invested in the mortgage market and avoiding Treasury securities boosted performance relative to the peer group universe.

      The broad bond market experienced declines early in the period, as expectations of a near-term Fed rate increase were substantiated as the Federal Reserve raised its targeted federal funds rate by 25 basis points at the March meeting. After a "hiccup" in early April in reaction to the rate hike, the market began an ascent which lasted, with mild interruptions, throughout the remainder of the fiscal year. News of a moderating economy and the nonexistence of inflationary pressures fueled the markets. In addition, towards the end of the period, the U.S. investment-grade bond market was a major benefactor of worldwide capital market volatility, as the demand for Treasury securities surged in a global flight-to-quality surrounding the crisis in Southeast Asia. In fact, 30-year bonds reached the lowest yield level ever since the Treasury began issuing that maturity in 1977. Overall, long-term bonds yields declined dramatically during the fiscal year, dropping from 6.79% to 5.81%. In contrast, yields on securities with less than one year to maturity were largely unchanged throughout the period as the Fed kept the short-end of the curve anchored.

      During the above market scenario, mortgage-backed securities ("MBS") provided the best market sector performance on a duration-adjusted basis. The 10-year Treasury yield, which is used as a base for most mortgage calculations, declined to 5.51%. As this rate continued to fall, refinancing fears reemerged in the MBSmarket. Throughout most of the 99 basis point decline in 10-year yields during the fiscal year, the mortgage market had apparently ignored the associated rise in prepayments. Mortgage investors remained complacent as a result of the lower-than-expected prepayment streams which had been experienced over the past few years. However, as the end of the period approached, prepayment fears began to escalate as mortgage investors considered the potential risk of the largest wave of mortgage refinancings since 1993. Discount securities, which actually benefit from rising prepayments, began to outperform in conjunction with the escalation of these fears.

      Going forward, the Portfolio will likely remain fully invested in GNMA mortgage securities. Mortgages are still viewed as offering attractive relative value. Given expectations of a continued downward trend in bond yields, the Fund will also maintain the current longer duration posture and emphasis on discount coupon issues.

GNMA (CONCLUDED)

================================================================================
                                      GNMA
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
            One     Annualized  Annualized  Annualized   Annualized
            Year      3 Year      5 Year      10 Year    Inception
           Return     Return      Return      Return      to Date
--------------------------------------------------------------------------------
            9.52%      9.68%       6.43%       8.57%       8.13%
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST GNMA PORTFOLIO, VERSUS THE SALOMON 30 YEAR GNMA INDEX


[LINE GRAPH OMITTED]
               SEI DAILY INCOME TRUST        SALOMON
                     GNMA PORTFOLIO      30-YEAR GNMA INDEX
3/31/87               $10,000                $10,000
1/31/88               $10,402                $10,537
1/31/89               $11,043                $11,225
1/31/90               $12,317                $12,630
1/31/91               $13,886                $14,336
1/31/92               $15,620                $16,208
1/31/93               $17,321                $17,883
1/31/94               $18,376                $18,966
1/31/95               $17,924                $18,963
1/31/96               $20,624                $21,883
1/31/97               $21,593                $23,148
1/31/98               $23,649                $25,300

1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 3/20/87.

                        CORPORATE DAILY INCOME PORTFOLIO
WELLINGTON MANAGEMENT COMPANY

      OBJECTIVES. The Corporate Daily Income Portfolio seeks to provide higher current income than that typically offered by a money market portfolio while maintaining a high degree of liquidity and minimal principal volatility. The Portfolio invests in U.S. Treasury and agency obligations, short average life mortgage-backed issues, and short-term investment grade corporate securities. The duration of the Portfolio will range between six and eighteen months.

      STRATEGY. The Corporate Daily Income Portfolio seeks to provide a return in excess of the Merrill Lynch 1-Year Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Portfolio, the adviser considers the shape of the yield curve, the extent of a yield change, and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

      ANALYSIS. For the fiscal year ended 1998, the Corporate Daily Income Portfolio Class A shares returned 6.29% compared to its benchmark, the Merrill Lynch 1-Year Treasury Index return of 6.11%.

      As the Portfolio's fiscal year began, market participants were looking for the Fed to restrict monetary policy so that sub-3% growth was attainable. Under this scenario, the Portfolio was positioned defensively, emphasizing a shorter average maturity which entailed the use of floating rate securities. At this point, tactical extension was viewed as a viable option only to the extent that the investor might be compensated for the possibility of additional tightenings by the Fed. Products offering an excess spread to similar maturity Treasury issues were the primary contributors to performance.

      When expectations for the direction of interest rates became neutral, the long end of the yield curve began to rally. Therefore both the Portfolio's longer structure and the use of spread product contributed positively to performance. Holdings of discounted mortgage-backed product also provided positive performance relative to other mortgage

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

CORPORATE DAILY INCOME (CONCLUDED)

securities. This was due to the expectation that higher coupon issues would be more subject to prepayment risk, thus decreasing their relative value.

      As the summer months progressed, the issuance of asset-backed securities increased, making this sector more attractive. The Portfolio identified several bank instruments that offered value, and therefore exposures to Treasuries and agency paper were reduced.

      Uncertainty in the Asian markets resulted in a flight-to-quality rally that strongly favored Treasuries. Once again, the longer duration posture of the portfolio proved beneficial. Long-term, the manager is positive on the market, and is expected to focus on spread product over the coming months.

================================================================================
                             CORPORATE DAILY INCOME
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                  One             Annualized          Annualized
                 Year              3 Year             Inception
                Return             Return              to Date
--------------------------------------------------------------------------------
                6.29%              6.71%               5.48%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI DAILY INCOME TRUST CORPORATE DAILY INCOME PORTFOLIO,VERSUS THE MERRILL LYNCH 1-YEAR TREASURY INDEX

[LINE GRAPH OMITTED]
              SEI DAILY INCOME
                TRUST CORPORATE        MERRILL LYNCH 1-YEAR
               DAILY INCOME FUND       U.S. TREASURY INDEX

9/30/93             $10,000                 $10,000
1/31/94             $10,114                 $10,113
1/31/95             $10,376                 $10,426
1/31/96             $11,274                 $11,211
1/31/97             $11,861                 $11,811
1/31/98             $12,607                 $12,532


1FOR THE PERIOD ENDED JANUARY 31, 1998. PAST PERFORMANCE IS NOT PREDICTIVE OF
 FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING 9/28/93.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 57.7%
   BANKS -- 1.2%
   Bank of Montreal
     5.600%,  02/05/98                 $10,000    $ 10,000
                                                  --------
   FINANCIAL SERVICES -- 54.7%
   Aesop Funding Corporation
     5.480%,  03/06/98                  19,406      19,309
   American Express Credit
     Corporation
     5.570%,  03/31/98                  25,000      24,776
   American General Finance
     Corporation
     5.690%,  02/12/98                  10,000       9,983
   BCI Funding Corporation
     5.750%,  03/04/98                  12,000      11,941
   Centric Capital Corporation
     5.500%,  03/11/98                  10,000       9,942
     5.500%,  03/27/98                  15,000      14,876
   Corporate Receivable Corporation
     5.500%,  03/13/98                  25,000      24,847
   Delaware Funding Corporation
     5.500%,  03/09/98                  35,005      34,812
   Enterprise Funding
     Corporation
     5.500%,  03/12/98                  25,025      24,876
     5.460%,  04/07/98                  10,000       9,901
   Eureka Securities Incorporated
     5.720%,  02/27/98                   2,000       1,992
     5.500%,  04/08/98                  23,400      23,164
   Ford Credit  Europe PLC
     5.680%,  02/26/98                  10,000       9,961
   General Motors Acceptance
     Corporation
     5.570%,  03/20/98                  13,000      12,905
     5.595%,  04/15/98                   8,000       7,909
   Greenwich Funding Corporation
     5.820%,  02/23/98                  18,775      18,708
   GTE Funding Incorporated
     6.000%,  02/13/98                  15,000      14,970
   International Nederlanden (U.S.)
     Funding Corporation
     5.700%,  03/20/98                  14,000      13,896
   Kitty Hawk Funding Corporation
     5.650%,  08/17/98                  15,000      14,536
   NationsBank Corporation
     5.440%,  07/07/98                  20,000      19,529
   New Center Asset Trust
     5.680%,  03/31/98                  12,000      11,893
   New York Life Capital Corporation
     5.680%,  02/27/98                  10,000       9,959
   Prudential Funding Corporation
     5.700%,  03/16/98                   8,000       7,946
   Ranger Funding Corporation
     5.730%,  02/18/98                   5,000       4,987

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Rose Funding Incorporated
     5.750%,  03/03/98                 $13,660    $ 13,595
     5.683%,  03/11/98                  15,000      14,912
   Sears Roebuck Acceptance
     Corporation
     5.500%,  02/25/98                  30,000      29,890
   Svenska Handelsbank Incorporated
     5.750%,  03/09/98                  15,000      14,914
   Unifunding Incorporated
     5.570%,  03/03/98                  15,000      14,930
                                                  --------
                                                   445,859
                                                  --------
PHARMACEUTICALS PREPARATIONS -- 1.8%
   Glaxo Welcome PLC
     5.730%,  03/16/98                  15,000      14,897
                                                  --------
Total Commercial Paper
   (Cost $470,756)                                 470,756
                                                  --------
U.S. GOVERNMENT AGENCY OBLIGATION -- 1.9%
   SLMA (A)
     5.399%,  09/28/98                  15,000      15,000
                                                  --------
Total U.S. Government Agency Obligation
   (Cost $15,000)                                   15,000
                                                  --------
FLOATING RATE INSTRUMENTS -- 17.5%
   ABS Investment Trust 1997-C (A)
     5.981%,  06/15/98                  15,000      15,000
   Bank of America (A)
     5.650%,  04/16/98                  17,000      16,999
   Bankers Trust (A)
     5.710%,  04/14/98                   5,000       5,000
   CIT Group Holdings (A)
     5.600%,  03/23/98                  15,000      14,989
   Key Bank of New York (A)
     5.750%,  04/01/98                  20,000      20,000
   Peoples Security Life Insurance
     Company (A)
     5.880%, 02/08/98                    7,000       7,000
     5.990%,  04/01/98                  15,000      15,000
   PNC Bank (A)
     5.600%,  03/23/98                  25,000      24,989
   Travelers Group (A)
     5.956%,  05/31/98                   4,000       4,000
   Triangle Funding LTD
     5.594%,  04/15/98 (A)              20,000      20,000
                                                  --------
Total Floating Rate Instruments
   (Cost $142,977)                                 142,977
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


MONEY MARKET PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 19.9%
   Bank National Paris
     5.920%,  10/15/98                 $10,800    $ 10,793
   Bank of America
     5.730%,  05/12/98                  10,000       9,999
   Bank of Nova Scotia
     5.830%,  10/02/98                   9,000       8,990
   Bank of Tokyo-Mitsubishi
     6.300%,  02/09/98                  17,000      17,000
   Bankers Trust
     6.000%,  12/10/98                  10,000      10,000
   Chase Manhattan
     5.750%,  02/11/98                   5,000       5,000
     5.710%,  03/05/98                  15,000      15,000
   Comerica Bank
     5.970%,  10/27/98                  10,000       9,997
   Morgan Guaranty
     5.965%,  06/22/98                  15,000      14,998
   Regions Bank
     5.820%,  04/17/98                   5,000       5,000
   Societe General of North America
     5.910%,  09/04/98                   5,000       4,999
   Swiss Bank Corporation
     5.690%,  01/07/99                  20,000      19,989
   Wilmington Trust
     5.850%,  05/29/98                  10,000      10,000
     5.610%,  07/10/98                  20,000      20,000
                                                  --------
Total Certificates of Deposit/Bank Notes
(Cost $161,765)                                    161,765
                                                  --------
MUNICIPAL BOND -- 0.2%
   DeKalb County, Georgia (RB) (A)
     5.650%,  02/04/98                   1,900       1,900
                                                  --------
Total Municipal Bond
   (Cost $1,900)                                     1,900
                                                  --------
REPURCHASE AGREEMENT -- 2.1%
   Lehman Brothers (B)
     5.650%, dated 01/30/98, matures
     02/02/98, repurchase price
     $17,208,098 (collateralized by
     various U.S. Government
     obligations ranging in par value
     $935,000-$51,032,000, 0.00%-10.50%,
     10/28/02-11/18/25; with total
     market value of $17,542,269)       17,200      17,200
                                                  --------
Total Repurchase Agreement
   (Cost $17,200)                                   17,200
                                                  --------
--------------------------------------------------------------------------------

DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.3%
   (Cost $809,598)                                $809,598
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.7%
    Other Assets and Liabilities, Net                5,742
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 721,072,676 outstanding shares of
   beneficial interest                             721,073
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 7,383,233 outstanding shares of
   beneficial interest                               7,383
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 86,924,572 outstanding shares of
   beneficial interest                              86,925
Undistributed net investment income                      5
Accumulated net realized loss
   on investments                                      (46)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $815,340
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========

(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.

(B)      TRI-PARTY REPURCHASE AGREEMENT
RB       REVENUE BOND
SLMA     STUDENT LOAN MARKETING ASSOCIATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================





GOVERNMENT PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 50.1%
   FFCB
     5.700%,  11/03/98                 $25,000    $ 24,987
   FHLB
     5.738%,  03/06/98                  30,000      29,846
     5.820%,  06/16/98                  10,000       9,998
     5.700%,  09/10/98                  15,000      14,987
     7.640%,  09/21/98                   5,000       5,054
     5.700%,  10/23/98                  15,000      14,989
     5.810%,  11/04/98                  20,060      20,052
     5.800%,  12/18/98                   5,000       5,000
     5.835%,  12/18/98                  30,000      29,985
   FHLB (A)
     5.422%,  02/24/98                  40,000      39,996
     5.560%,  03/22/98                  60,000      59,979
   FHLMC
     5.731%,  02/13/98                  25,000      24,953
     5.950%,  06/19/98                  50,000      50,027
   FNMA
     5.779%,  03/12/98                  10,000       9,939
     5.756%,  03/13/98                  15,000      14,907
     5.777%,  03/13/98                  50,000      49,688
     5.780%,  03/13/98                  50,000      49,688
     5.840%,  06/18/98                  10,000       9,998
   FNMA (A)
     5.389%,  02/03/99                  22,000      22,000
     5.454%,  02/03/98                   5,000       5,000
     5.821%,  02/13/98                  50,000      49,999
   SLMA
     5.820%,  09/16/98                  13,000      12,996
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $554,068)                                 554,068
                                                  --------
U.S. TREASURY OBLIGATION -- 1.1%
   U.S. Treasury Note
     6.125%,  03/31/98                  12,000      12,007
                                                  --------
Total U.S. Treasury Obligation
   (Cost $12,007)                                   12,007
                                                  --------
REPURCHASE AGREEMENTS -- 48.5%
   C. S. First Boston Corporation (B)
     5.650%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $45,021,188 (collateralized
     by various U.S. Government
     obligations ranging in par value
     $300,000-$34,093,662, 7.00%,
     12/01/27; with total market
     value of $45,936,442)              45,000      45,000
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   Greenwich Capital (B)
     5.640%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $40,018,800 (collateralized
     by various U.S. Government
     obligations ranging in par
     $4,143,637-$6,105,000, 6.00%-10.50%,
     07/15/09-01/15/28; with total
     market value of $40,802,195)     $ 40,000    $ 40,000
   J.P. Morgan & Co. (B)
     5.650%, dated 01/30/98, matures
     02/02/98, repurchase price
     $200,094,167 (collateralized
     by various U.S. Government
     obligations ranging in par
     value $968,899-$93,376,883,
     7.00%-8.50%, 10/15/24- 12/01/27;
     with total market
     value of $204,000,000)            200,000     200,000
   Lehman Brothers (B)
     5.650%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $41,719,634 (collateralized
     by various U.S. Government
     obligations ranging in par
     $10,195,000-$15,980,000,
     5.28%-6.59%, 03/01/99-10/07/09;
     with total market value
     of $42,528,823)                    41,700      41,700
   Union Bank of Switzerland (B)
     5.650%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $210,098,874 (collateralized
     by various U.S. Government
     obligations ranging in par
     $47,040-$211,180,000,
     6.00%-10.00%, 09/01/03-
     11/01/27; with total market
     value of $214,200,174)            210,000     210,000
                                                ----------
Total Repurchase Agreements
   (Cost $536,700)                                 536,700
                                                ----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $1,102,775)                             1,102,775
                                                ----------
OTHER ASSETS AND LIABILITIES -- 0.3%
   Other Assets and Liabilities, Net                 2,794
                                                ----------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


GOVERNMENT PORTFOLIO (concluded)
--------------------------------------------------------------------------------

DESCRIPTION                                       VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 142,936,674 outstanding shares of
   beneficial interest                          $  142,936
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 29,107,808 outstanding shares of
   beneficial interest                              29,108
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 25,340,839 outstanding shares of
   beneficial interest                              25,341
Portfolio Shares of CNI Class (unlimited
   authorization -- no par value) based
   on 908,336,036 outstanding shares of
   beneficial interest                             908,336
Undistributed net investment income                      3
Accumulated net realized loss
   on investments                                     (155)
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $1,105,569
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CNI CLASS                      $1.00
                                                ==========
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FFCB     FEDERAL FARM CREDIT BANK
FHLB     FEDERAL HOME LOAN BANK
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA     STUDENT LOAN MARKETING ASSOCIATION

GOVERNMENT II PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 98.6%
   FFCB
     5.630%,  02/02/98                $ 15,156    $ 15,154
     5.542%,  02/06/98                   1,135       1,134
     5.673%,  02/20/98                  11,000      10,968
     5.476%,  04/15/98                   4,500       4,451
     5.700%,  11/03/98                  25,000      24,987
   FFCB (A)
     5.570%,  02/13/98                  25,000      25,000
     5.550%,  02/21/98                  30,000      29,995
   FHLB
     5.599%,  02/02/98                   2,400       2,400
     5.630%,  02/02/98                  50,000      49,992
     5.390%,  02/04/98                   9,720       9,716
     5.436%,  02/06/98                  47,035      47,000
     5.640%,  02/13/98                  13,000      12,976
     5.467%,  02/18/98                 130,610     130,278
     5.472%,  02/18/98                  20,000      19,949
     5.675%,  02/18/98                  18,577      18,529
     5.520%,  02/20/98                  24,075      24,005
     5.696%,  02/23/98                  30,026      29,924
     5.707%,  02/27/98                  10,000       9,961
     5.732%,  03/06/98                  23,000      22,882
     5.738%,  03/06/98                  30,000      29,847
     5.759%,  03/13/98                  19,200      19,081
     5.464%,  03/18/98                  62,090      61,676
     5.474%,  03/18/98                  50,000      49,666
     5.820%,  06/16/98                  15,000      14,996
     5.720%,  06/23/98                  30,000      29,993
     5.783%,  09/04/98                  15,000      14,506
     5.700%,  09/10/98                  10,000       9,991
     5.800%,  09/18/98                   4,010       4,010
     5.810%,  11/04/98                  10,000       9,996
     5.800%,  12/18/98                  19,010      19,008
     5.835%,  12/18/98                  10,000       9,995
   FHLB  (A)
     5.560%,  12/22/98                  40,000      39,986
   SLMA
     5.640%,  02/02/98                  10,715      10,713
     5.820%,  09/16/98                  10,000       9,997
   SLMA (A)
     5.429%,  02/02/98                  30,000      30,000
     5.419%,  02/08/98                  44,450      44,451
     5.399%,  02/10/98                  20,000      20,000
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $917,213)                                 917,213
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 1.4%
   U.S. Treasury Note
     6.125%,  03/31/98                 $13,000    $ 13,008
                                                  --------
Total U.S. Treasury Obligation
   (Cost $13,008)                                   13,008
                                                  --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $930,221)                                 930,221
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.0%
   Other Assets and Liabilities, Net                   329
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 863,689,888 outstanding shares of
   beneficial interest                             863,689
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 31,851,516 outstanding shares of
   beneficial interest                              31,851
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 35,272,814 outstanding shares of
   beneficial interest                              35,273
Undistributed net investment income                     22
Accumulated net realized loss
   on investments                                     (285)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $930,550
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FFCB    FEDERAL FARM CREDIT BANK
FHLB    FEDERAL HOME LOAN BANK
SLMA    STUDENT LOAN MARKETING ASSOCIATION

PRIME OBLIGATION PORTFOLIO
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 52.9%
BANKS -- 3.2%
   Bank of New York Corporation
     5.500%,  03/09/98                 $50,000    $ 49,725
   NationsBank Corporation
     5.700%,  03/13/98                  27,300      27,127
     5.710%,  03/13/98                  40,000      39,746
                                                  --------
                                                   116,598
                                                  --------
FINANCIAL SERVICES -- 45.7%
   Associates Corporation
     of North America
     5.580%,  02/24/98                  36,000      35,872
     5.510%,  02/27/98                  50,000      49,801
   Beneficial Corporation
     5.580%,  02/24/98                  35,000      34,875
     5.720%,  03/03/98                  25,000      24,881
   Centric Capital Corporation
     5.600%,  02/06/98                  25,000      24,981
     5.500%,  03/11/98                  11,000      10,936
     5.730%,  04/08/98                  12,000      11,874
   Ciesco LP
     5.730%,  02/25/98                   8,400       8,368
     5.450%,  03/17/98                  25,000      24,833
     5.430%,  04/13/98                  20,000      19,786
   Columbia University
     5.700%,  02/25/98                  10,000       9,962
   Corporate Asset Funding
     Corporation
     5.700%,  03/10/98                  75,000      74,561
     5.480%,  03/25/98                  25,000      24,802
   Delaware Funding Corporation
     5.770%,  02/12/98                  25,000      24,956
     5.770%,  02/17/98                  35,523      35,432
     5.450%,  03/12/98                  20,795      20,672
   Enterprise Funding Corporation
     5.800%,  02/06/98                   6,261       6,256
     5.580%,  02/09/98                  12,123      12,108
     5.480%,  02/13/98                  22,404      22,363
     5.560%,  02/27/98                  90,000      89,639
   FCAR Owner Trust
     5.710%,  03/06/98                  40,000      39,791
     5.450%,  03/20/98                  28,000      27,801
     5.480%,  04/13/98                  25,000      24,730

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


PRIME OBLIGATION PORTFOLIO (continued)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   General Electric Capital
     Corporation
     5.590%,  02/11/98               $  45,000   $  44,930
     5.520%,  02/27/98                  25,000      24,900
     5.380%,  08/17/98                  40,000      38,822
   Island Finance Puerto Rico
     5.740%,  02/23/98                  13,200      13,154
     5.750%,  02/27/98                  20,000      19,917
     5.680%,  03/30/98                  25,000      24,775
     5.420%,  04/16/98                  10,700      10,579
     5.430%,  05/06/98                  32,300      31,842
   Kitty Hawk Funding Corporation
     5.520%,  02/05/98                  35,000      34,978
     5.750%,  03/16/98                  26,844      26,660
     5.650%,  08/17/98                  33,989      32,938
   Merrill Lynch and Company
     Incorporated
     5.550%,  02/25/98                 100,000      99,630
   National Rural Utility
     5.680%,  03/13/98                   8,980       8,923
     5.680%,  03/27/98                  14,165      14,044
   New Center Asset Trust
     5.780%,  03/13/98                  75,000      74,518
     5.780%,  03/16/98                  25,000      24,827
   New York Life Capital Corporation
     5.680%,  02/27/98                  20,000      19,918
   Norwest Financial Incorporated
     5.590%,  02/25/98                  95,000      94,646
   Peacock Funding Corporation
     5.570%,  02/25/98                  11,096      11,055
     5.530%,  02/27/98                  20,888      20,804
     5.630%,  03/18/98                  10,168      10,096
     5.580%,  03/25/98                  11,560      11,467
   Preferred Receivables Funding
     5.800%,  02/17/98                  35,825      35,733
     5.800%,  02/18/98                  26,090      26,018
   Private Export Funding
     Corporation
     5.680%,  03/12/98                  24,865      24,712
   Ranger Funding Corporation
     5.730%,  03/13/98                  20,000      19,873
     5.570%,  03/31/98                  21,659      21,465
     5.590%,  04/03/98                  20,000      19,811
     5.450%,  04/15/98                  23,701      23,439
   Riverwoods Funding Corporation
     5.500%,  02/11/98                  90,000      89,863
     5.480%,  03/06/98                  50,000      49,749
                                                ----------
                                                 1,663,366
                                                ----------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- 2.8%
   Archer Daniels Midland Company
     5.690%,  02/26/98                $ 16,700  $   16,634
     5.710%,  03/06/98                  26,000      25,864
   Campbell Soup Company
     5.550%,  03/04/98                   6,000       5,971
   Kellogg Company
     5.700%,  02/25/98                  30,400      30,284
     5.700%,  02/26/98                  25,000      24,901
                                                ----------
                                                   103,654
                                                ----------
INSURANCE -- 0.4%
   Sunamerica Life Insurance
     Company
     5.500%,  03/31/98                  12,549      12,438
                                                ----------
PAPER & PAPER PRODUCTS -- 0.8%
   Minnesota Mining &
     Manufacturing
     5.690%,  03/19/98                  29,700      29,484
                                                ----------
Total Commercial Paper
   (Cost $1,925,540)                             1,925,540
                                                ----------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 20.8%
   Bank of America
     5.730%,  05/12/98                  30,000      29,998
   BankBoston
     5.690%,  07/06/98                  30,500      30,500
   Bankers Trust
     6.010%,  12/10/98                  50,000      50,004
   Bankers' Trust NY (A)
     5.640%,  03/11/98                  45,000      44,978
   Chase Manhattan
     5.750%,  02/11/98                  50,000      50,000
   Comerica
     5.970%,  10/27/98                  62,500      62,482
   Fifth Third Bancorp
     5.800%,  02/13/98                  40,000      40,004
     5.500%,  04/15/98                  50,000      50,000
   First Chicago NBD Corporation
     5.870%,  08/28/98                  85,000      84,968
   Harris Bankcorp
     5.550%,  02/25/98                 100,000     100,000
   Morgan Guaranty
     5.965%,  06/22/98                  50,000      49,993
   Key Bank
     5.900%,  09/17/98                  15,000      14,993

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
   NationsBank
     5.570%,  04/06/98                $ 30,000  $   30,000
   Suntrust Atlanta
     5.470%,  04/14/98                 100,000      99,996
   Wilmington Trust
     5.610%,  07/10/98                  20,000      20,000
                                                ----------
Total Certificates of Deposit/Bank Notes
   (Cost $757,916)                                 757,916
                                                ----------
FLOATING RATE INSTRUMENTS -- 12.2%
BANKS -- 4.6%
   Bank of America FSB (A)
     5.650%,  04/16/98                  65,000      64,994
   Key Bank (A)
     5.690%,  12/15/98                 100,000      99,992
                                                ----------
                                                   164,986
                                                ----------
FINANCIAL SERVICES -- 2.6%
   ABS Investment Trust 97 (A)
     5.981%,  02/15/98                  35,000      35,000
     5.981%,  02/17/98                  20,000      20,000
   SMM Trust 97-L (A)
     6.000%,  05/29/98                  40,000      40,000
                                                ----------
                                                    95,000
                                                ----------
INSURANCE -- 5.0%
   Allstate Corporation (A)
     6.065%,  02/01/98                  15,000      15,000
   Peoples Security Life Insurance (A)
     5.990%,  04/01/98                  35,000      35,000
     5.880%,  08/01/98                  73,000      73,000
   Travelers Insurance Company (A)
     5.956%,  05/31/98                  20,000      20,000
     5.956%,  04/01/98                  40,000      40,000
                                                ----------
                                                   183,000
                                                ----------
Total Floating Rate Instruments
   (Cost $442,986)                                 442,986
                                                ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.6%
   FNMA
     5.747%,  03/30/98                  30,005      29,739
   FNMA (A)
     5.389%,  02/25/98                 100,000     100,000

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   SLMA (A)
     5.399%,  02/03/98               $  47,600  $   47,600
     5.409%,  02/03/99                  16,000      16,001
     5.419%,  02/03/99                  47,000      47,002
                                                ----------
Total U.S. Government Agency Obligations
   (Cost $240,342)                                 240,342
                                                ----------
CORPORATE OBLIGATIONS -- 7.3%
   Associates Corporation
     of North America
     8.800%,  08/01/98                  19,000      19,253
   CIT Group Holdings
     Incorporated (A)
     5.590%,  09/30/98                 100,000      99,943
   Florida Power and Light
     Company
     5.700%,  03/05/98                   5,000       5,000
   General Electric Company
     7.875%,  09/15/98                  30,000      30,344
   PNC Bank NA Funding
     Corporation (A)
     5.600%,  09/23/98                 102,600     102,555
   Travelers Group Incorporated
     5.750%,  04/15/98                  10,000       9,999
                                                ----------
Total Corporate Obligations
   (Cost $267,094)                                 267,094
                                                ----------
REPURCHASE AGREEMENT -- 0.1%
   Lehman Brothers (B)
     5.650%, dated 01/30/98, matures
     02/02/98, repurchase price
     $5,902,778 (collateralized by
     various U.S. Government obligations
     ranging in par value
     $800,000-$9,100,000, 6.65%-10.00%,
     10/28/02- 09/15/09; with total
     market value $6,019,685)            5,900       5,900
                                                ----------
Total Repurchase Agreement
   (Cost $5,900)                                     5,900
                                                ----------
TOTAL INVESTMENTS -- 99.9%
   (Cost $3,639,778)                             3,639,778
                                                ----------
OTHER ASSETS AND LIABILITIES -- 0.1%
   Other Assets and Liabilities, Net                 2,264
                                                ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


PRIME OBLIGATION PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 3,247,762,105 outstanding shares
   of beneficial interest                       $3,247,763
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 186,584,379 outstanding shares
   of beneficial interest                          186,584
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 207,910,189 outstanding shares of
   beneficial interest                             207,910
Undistributed net investment income                     14
Accumulated net realized loss
   on investments                                     (229)
                                                ----------
TOTAL NET ASSETS -- 100.0%                      $3,642,042
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                ==========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                ==========
(A) FLOATING RATE INSTRUMENT. RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
(B)      TRI-PARTY REPURCHASE AGREEMENT
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
SLMA     STUDENT LOAN MARKETING ASSOCIATION


TREASURY PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 12.5%
   U.S. Treasury Notes
     5.125%,  02/28/98                  $2,000   $   1,999
     5.125%,  03/31/98                   5,000       4,996
     6.125%,  03/31/98                   4,000       4,002
     5.875%,  04/30/98                   2,000       2,000
     6.125%,  08/31/98                   6,500       6,513
     6.000%,  09/30/98                   7,000       7,010
     5.875%,  10/31/98                   9,000       9,012
     5.125%,  12/31/98                   6,000       5,969
     5.750%,  12/31/98                   6,000       6,001
                                                 ---------
Total U.S. Treasury Obligations
   (Cost $47,502)                                   47,502
                                                 ---------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 87.6%
   C. S. First Boston Corporation (A)
     5.60%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $50,023,333 (collateralized
     by U.S. Treasury obligation par
     value $31,164,000, 13.25%,
     05/15/14; with total market
     value of $51,157,816)             $50,000   $  50,000
   Greenwich Capital (A)
     5.60%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $31,014,467 (collateralized
     by U.S. Treasury obligation par
     value $27,110,000, 8.75%,
     11/15/08; with total market
     value of $31,623,821)              31,000      31,000
   J.P. Morgan & Company (A)
     5.56%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $10,683,948 (collateralized
     by U.S. Treasury obligation par
     value $10,614,000, 6.00%,
     10/15/99; with total market
     value of $10,914,030)              10,679      10,679
   J.P. Morgan & Company (A)
     5.58%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $60,027,900 (collateralized
     by U.S. Treasury obligation par
     value $59,740,000, 5.87%,
     11/30/01; with total market
     value of $61,200,910)              60,000      60,000
   Paribus Corporation (A)
     5.58%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $30,013,950 (collateralized
     by various U.S. Treasury
     obligations par value
     $2,000,000-$7,665,000,
     5.62%-13.25%, 05/15/05-
     05/15/14; with total market
     value of $30,911,050)              30,000      30,000
   Salomon, Smith Barney Inc. (A)
     5.60%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $55,025,667 (collateralized
     by U.S. Treasury obligation par
     value $55,599,000, 5.62%,
     12/31/99; with total market
     value of $56,118,940)              55,000      55,000

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Swiss Bank (A)
     5.60%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $50,023,333 (collateralized
     by various U.S. Treasury
     obligations ranging in par
     value $11,000,000-$15,272,000,
     6.25%-14.00%, 11/15/11-
     08/15/23; with total market
     value of $51,527,776)            $ 50,000   $  50,000
   Union Bank of Switzerland (A)
     5.60%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $45,021,000 (collateralized
     by various U.S. Treasury
     obligations ranging in par value
     $162,000-$4,800,000, 5.75%-9.87%,
     10/15/98-11/15/24; with total
     market value of $45,905,024)       45,000      45,000
                                                  --------
Total Repurchase Agreements
   (Cost $331,679)                                 331,679
                                                  --------
TOTAL INVESTMENTS -- 100.1%
   (Cost $379,181)                                 379,181
                                                  --------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net                  (468)
                                                  --------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 187,799,807 outstanding shares of
   beneficial interest                             187,800
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 68,098,540 outstanding shares of
   beneficial interest                              68,099
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 53,761,107 outstanding shares of
   beneficial interest                              53,761
Portfolio Shares of Sweep Class (unlimited
   authorization -- no par value) based
   on 69,069,048 outstanding shares of
   beneficial interest                              69,069
Distributions in excess of net
   investment income                                    (6)
Accumulated net realized loss
   on investments                                      (10)
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $378,713
                                                  ========

--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C                        $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- SWEEP CLASS                    $1.00
                                                  ========

(A)  TRI-PARTY REPURCHASE AGREEMENT



TREASURY II PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 98.6%
   U.S. Treasury Bills
     5.020%,  02/05/98               $   8,120    $  8,116
     5.100%,  02/05/98                  47,120      47,093
     4.880%,  02/12/98                   1,465       1,463
     5.042%,  03/05/98                   3,830       3,813
     5.165%,  04/02/98                   9,680       9,597
     5.200%,  04/02/98                 100,000      99,133
   U.S. Treasury Bond
     4.605%,  02/02/98                 125,000     124,997
   U.S. Treasury Notes
     7.250%,  02/15/98                  75,000      75,046
     8.125%,  02/15/98                  80,000      80,076
     6.125%,  03/31/98                 200,000     200,245
     5.125%,  04/30/98                  50,000      49,952
     5.875%,  04/30/98                 118,015     118,123
                                                  --------
Total U.S. Treasury Obligations
   (Cost $817,654)                                 817,654
                                                  --------
TOTAL INVESTMENTS -- 98.6%
   (Cost $817,654)                                 817,654
                                                  --------
OTHER ASSETS AND LIABILITIES -- 1.4%
   Other Assets and Liabilities, Net                11,822
                                                  --------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

TREASURY II PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 748,350,962 outstanding shares of
   beneficial interest                            $748,351
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 69,589,089 outstanding shares of
   beneficial interest                              69,589
Portfolio Shares of Class C (unlimited
   authorization -- no par value) based
   on 11,846,768 outstanding shares of
   beneficial interest                              11,847
Undistributed net investment income                    210
Accumulated net realized loss
   on investments                                     (521)
                                                  --------
TOTAL NET ASSETS-- 100.0%                         $829,476
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                         $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS B                         $1.00
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS C                         $1.00
                                                  ========

SHORT-DURATION GOVERNMENT PORTFOLIO

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.5%
   FHLB
     5.830%,  12/24/99                $  5,000    $  5,015
   FHLMC
     7.000%,  05/29/01                   5,000       5,023
   FNMA
     5.380%,  01/16/01                   5,000       4,971
                                                  --------
Total U.S. Government Agency Obligations
   (Cost $14,993)                                   15,009
                                                  --------
U.S. TREASURY OBLIGATION -- 18.8%
   U.S. Treasury Note
     6.250%,  06/30/02                  15,000      15,257
                                                  --------
Total U.S. Treasury Obligation
   (Cost $15,161)                                   15,257
                                                  --------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS -- 44.0%
   FHLB
     6.900%,  04/28/00                 $10,000     $10,033
   FHLMC
     6.500%,  11/01/99                   3,943       4,035
     6.500%,  10/01/07                   2,292       2,383
    FNMA
     6.500%,  04/01/00                   3,811       3,893
     6.500%,  09/01/02                   7,574       7,655
     6.000%,  11/25/03                     956         959
   FNMA  MTN
     6.240%,  09/07/00                   5,000       5,086
   GNMA
     7.500%,  01/15/11                      44          46
     7.500%,  02/15/11                   1,517       1,572
                                                  --------
Total U.S. Government Mortgage-Backed Bonds
   (Cost $35,219)                                   35,662
                                                  --------
REPURCHASE AGREEMENT -- 17.8%
   Paine Webber
     5.58%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $14,396,691 (collateralized
     by U.S. Treasury Note, par value
     $14,210,000, 5.87%, matures
     01/31/99; market value
     $14,685,116)                       14,390      14,390
                                                  --------
Total Repurchase Agreement
   (Cost $14,390)                                   14,390
                                                  --------
TOTAL INVESTMENTS -- 99.1%
   (Cost $79,763)                                   80,318
                                                  --------
OTHER ASSETS AND LIABILITIES -- 0.9%
  Other Assets and Liabilities, Net                    709
                                                  --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 8,054,499 outstanding shares of
   beneficial interest                             $81,531
Portfolio Shares of Class B (unlimited
   authorization -- no par value) based
   on 1,331 outstanding shares of
   beneficial interest                                  13
Undistributed net investment income                     12
Accumulated net realized loss
   on investments                                   (1,084)
Net unrealized appreciation
   on investments                                      555
                                                   -------
TOTAL NET ASSETS-- 100.0%                          $81,027
                                                   -------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.06
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS B                       $10.04
                                                   =======
FHLB    FEDERAL HOME LOAN BANK
FHLMC   FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN     MEDIUM TERM NOTE


INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO

U.S. TREASURY OBLIGATIONS -- 46.3%
   U.S. Treasury Bonds
     11.125%,  08/15/03                 $5,000     $ 6,337
     11.875%,  11/15/03                  7,500       9,853
     11.625%,  11/15/04                  3,800       5,095
     12.000%,  08/15/13                  7,000      10,445
   U.S. Treasury Notes
      6.625%,  07/31/01                 11,000      11,417
     10.750%,  02/15/03                  9,000      11,066
                                                   -------
Total U.S. Treasury Obligations
   (Cost $52,728)                                   54,213
                                                   -------
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.3%
   Agency For International Development
     6.750%,  08/15/04                  $4,000     $ 4,175
   FHLMC
     7.974%,  04/20/05                     655         657
     7.350%,  05/16/05                     750         773
   Private Export Funding
     7.900%,  03/31/00                   5,450       5,702
     5.500%,  03/15/01                   1,000         995
     8.400%,  07/31/01                   1,600       1,736
     6.900%,  01/31/03                   2,875       3,026
     8.750%,  06/30/03                   5,670       6,464
     7.010%,  04/30/04                     285         301
                                                   -------
Total U.S. Government Agency Obligations
   (Cost $23,473)                                   23,829
                                                   -------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 27.2%
   FHLMC
     6.250%,  07/01/03                     282         284
     5.750%,  05/15/05                   1,000         997
     5.650%,  07/15/05                   1,500       1,494
     5.750%,  01/15/06                     639         638
     8.000%,  01/15/06                     500         520
     6.000%,  10/15/06                     830         826
     6.000%,  08/15/07                     400         402
     8.250%,  12/01/07                     182         192
     5.500%,  04/15/08                   1,000         989
     6.500%,  07/01/08                     237         239
     5.500%,  08/01/08                      98          96
     5.500%,  09/01/08                     168         164
     6.500%,  09/01/08                     280         282
     6.500%,  01/01/09                     110         112
     8.250%,  01/01/09                     437         458
     8.250%,  12/01/09                     258         271
     6.500%,  09/01/10                   5,737       5,781
     7.500%,  04/15/15                     500         510
     7.700%,  07/15/18                     358         362
     7.000%,  02/25/19                     500         505
     6.000%,  06/15/19                     866         868
     6.500%,  06/25/19                   2,100       2,127
     6.500%,  09/15/21                     754         746
     7.000%,  05/01/24                   1,185       1,204
   FNMA
     6.000%,  11/25/03                     195         195
     6.000%,  09/25/05                     500         500
     6.500%,  02/25/07                     400         408
     7.500%,  03/01/07                     265         273
     8.000%,  05/01/08                     326         339
     8.000%,  06/01/08                     314         326
     7.500%,  06/01/09                     129         133
     9.500%,  05/01/18                     377         405
     7.385%,  03/25/21                   1,905       1,976

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

INTERMEDIATE-DURATION
GOVERNMENT PORTFOLIO (concluded)
--------------------------------------------------------------------------------
                                       FACE
DESCRIPTION                        AMOUNT (000) VALUE (000)
--------------------------------------------------------------------------------
   GNMA
     8.250%,  05/15/06                 $   179     $   189
     8.250%,  06/15/06                     130         137
     8.250%,  04/15/08                     142         149
     8.250%,  05/15/08                     313         329
     8.250%,  06/15/08                     395         415
     8.250%,  07/15/08                     155         162
     8.500%,  05/20/16                     358         374
     8.500%,  09/20/16                      17          18
     8.500%,  11/20/16                     766         803
     8.500%,  04/20/17                      15          16
     8.500%,  05/20/17                     428         448
     8.750%,  05/20/17                     540         569
     8.750%,  06/20/17                     130         137
     8.500%,  07/20/17                     257         269
     8.750%,  07/20/17                     178         188
     8.500%,  08/20/17                     183         192
     8.750%,  10/20/17                      24          26
     8.750%,  11/20/17                     129         137
     8.500%,  01/20/18                     115         121
     8.500%,  02/20/18                     170         178
     7.000%,  09/16/19                     649         659
     7.000%,  08/15/23                   1,686       1,711
                                                  --------
Total U.S. Government Mortgage-
   Backed Obligations
   (Cost $31,250)                                   31,849
                                                  --------
REPURCHASE AGREEMENT -- 4.8%
   Paine Webber
      5.58%, dated 01/30/98, matures
     02/02/98, repurchase price
     $5,635,619 (collateralized by
     U.S. Treasury Note, par value
     $5,630,000, 5.12%, matures
     02/28/98; market
     value $5,747,635)                   5,633       5,633
                                                  --------
Total Repurchase Agreement
   (Cost $5,633)                                     5,633
                                                  --------
TOTAL INVESTMENTS -- 98.6%
   (Cost $113,084)                                 115,524
                                                  --------
OTHER ASSETS AND LIABILITIES -- 1.4%
   Other Assets and Liabilities, Net                 1,583
                                                  --------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A (unlimited
 authorization -- no par value) based on
   11,627,887 outstanding shares of
   beneficial interest                            $120,658
Undistributed net investment income                     83
Accumulated net realized loss
   on investments                                   (6,074)
Net unrealized appreciation
   on investments                                    2,440
                                                  --------
TOTAL NET ASSETS -- 100.0%                        $117,107
                                                  ========
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                       $10.07
                                                  ========
FHLMC    FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA     FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


GNMA PORTFOLIO

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 98.2%
   GNMA
     12.500%, 12/15/06-07/15/15       $     43    $     50
     12.000%, 01/15/13-04/15/14              8           9
     11.500%, 04/15/10-02/15/13             56          64
     10.500%, 03/15/18                      44          49
     10.000%, 02/15/13-07/15/20          2,483       2,712
      9.500%, 06/15/09-12/15/20          6,839       7,399
      9.000%, 05/15/16-05/15/22          5,630       6,040
      8.500%, 08/15/08-01/15/18          1,958       2,061
      8.000%, 12/15/21-11/15/23          7,658       7,958
      7.500%, 02/15/17-10/15/25         13,349      13,751
      7.000%, 05/15/23-09/15/23         17,721      17,986
      6.500%, 09/15/10-05/15/24         17,393      17,355
      6.000%, 08/15/26-12/15/27            987         964
                                                  --------
Total U.S. Government Mortgage-Backed Obligations
     (Cost $74,659)                                 76,398
                                                  --------
REPURCHASE AGREEMENT -- 2.0%
   Paine Webber
     5.58%, dated 01/30/98,
     matures 02/02/98, repurchase
     price $1,572,731 (collateralized
     by U.S. Treasury Note, par
     value $1,530,000, 6.50%,
     matures 05/31/02; market
     value $1,609,534)                   1,572       1,572
                                                  --------
Total Repurchase Agreement
   (Cost $1,572)                                     1,572
                                                  --------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.2%
   (Cost $76,231)                                  $77,970
                                                   -------
OTHER ASSETS AND LIABILITIES -- (0.2%)
    Other Assets and Liabilities, Net                 (178)
                                                   -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 7,882,478 outstanding shares
   of beneficial interest                           88,273
Undistributed net investment income                    132
Accumulated net realized loss
   on investments                                  (12,352)
Net unrealized appreciation
   on investments                                    1,739
                                                   -------
TOTAL NET ASSETS -- 100.0%                         $77,792
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                        $9.87
                                                   =======
GNMA     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


CORPORATE DAILY INCOME
PORTFOLIO

CORPORATE OBLIGATIONS -- 26.1%
BANKS -- 13.8%
   Banc One Corp. (A)
     6.041%,  03/23/01                  $2,000    $  2,002
   Bank of New York Corp.
     5.940%,  06/30/98                   2,000       2,002
   Citicorp MTN (A)
     5.906%,  05/11/98                   2,000       2,001
   NationsBank MTN (A)
     6.076%,  06/23/99                   2,000       2,000
   Norwest (A)
     5.956%,  02/24/99                   1,600       1,592
                                                   -------
                                                     9,597
                                                   -------
FINANCIAL SERVICES -- 8.6%
   Associates of North America
     5.850%,  01/15/01                   1,500       1,502
   Caterpillar MTN (A)
     5.550%,  04/01/99                   1,000         995
   Ford Motor Credit Corp. (A)
     5.510%,  02/15/99                   1,500       1,496
   General Motors Acceptance Corp. (A)
     5.590%,  03/25/99                   1,000         995
   Sears Roebuck MTN (A)
     5.470%,  03/10/99                   1,000         996
                                                   -------
                                                    5,984
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
LEASING & RENTING -- 1.4%
   International Lease Finance (A)
     5.958%,  07/15/99                  $1,000     $ 1,000
                                                   -------
GENERAL UTILITIES -- 2.3%
   Baltimore Gas & Electric (A)
     5.886%,  03/15/99                   1,600       1,599
                                                   -------
Total Corporate Obligations
   (Cost $18,200)                                   18,180
                                                   -------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 31.5%
   FHLB
     6.900%,  04/28/00                   5,000       5,016
   FNMA
     6.000%,  04/01/01                   7,453       7,533
     6.500%,  09/01/02                   4,769       4,820
   FNMA  MTN
     5.890%,  12/22/00                   4,000       4,039
   FNMA (A)
     6.025%,  07/25/98                     503         504
                                                   -------
Total U.S. Government
   Mortgage-Backed Obligations
   (Cost $21,756)                                   21,912
                                                   -------
ASSET BACKED SECURITIES -- 28.3%
AIRCRAFT -- 1.5%
   Airplanes Pass Through
     Trust 1-A2 (A)
     6.301%,  03/15/09                   1,000       1,007
                                                   -------
AUTOMOTIVE -- 18.4%
   Chase Manhattan 97-B
     6.350%,  02/15/01                   1,260       1,275
   Daimler-Benz Auto Grantor
     Trust 95-A A
     5.850%,  05/15/02                   1,674       1,674
   Ford Credit Auto Lease
     Trust 96-1 A2
     5.800%,  05/15/99                   1,438       1,439
   Ford Credit Grantor
     Trust 95-B A
     5.900%,  10/15/00                     675         677
   General Motors Acceptance 95-A1
     7.150%,  03/15/00                     217         219
   General Motors Acceptance 97-A
     6.500%,  04/15/02                   1,504       1,517
   Navistar Financial Trust 96-A B2
     5.930%,  11/20/99                     250         251
   Premier Auto Trust 93-4 A2
     4.650%,  02/02/99                      20          21

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998


CORPORATE DAILY INCOME PORFOLIO (concluded)
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Premier Auto Trust 95-4
     5.900%,  07/06/99                  $  853     $   865
   Premier Auto Trust 93-6 A2
     4.650%,  11/02/99                     123         122
   Premier Auto, Ser 1997-2 A3
     6.130%,  09/06/00                   1,500       1,519
   Premier Auto Trust 96-4 A3
     6.200%,  11/06/00                   1,000       1,005
   Rental Car Finance
     Corporation 97-1 A1
     6.250%,  09/25/02                   1,500       1,508
   Toyota Receivables 97-A (A)
     6.450%,  04/15/02                     689         696
                                                   -------
                                                    12,788
                                                   -------
CREDIT CARDS -- 3.6%
   AT&T (A)
     5.965%,  04/17/04                   1,000       1,000
   Standard Credit Card Master Trust,
     Series 1993-3
     5.500%,  02/07/00                   1,500       1,497
                                                   -------
                                                     2,497
                                                   -------
EQUIPMENT FUNDING -- 3.4%
   Capital Equipment Receivables
     Trust 96-1 A2
     5.950%,  07/15/98                     410         411
   IBM Credit Receivables Lease Asset
     Master Trust 93-1 A
     4.550%,  11/15/00                   1,945       1,938
                                                   -------
                                                     2,349
                                                   -------
MORTGAGE RELATED -- 1.4%
   Main Place Funding 95-2 (A)
     5.791%,  10/25/00                   1,000       1,001
                                                   -------
Total Asset Backed Securities
   (Cost $19,549)                                   19,642
                                                   -------
CERTIFICATES OF DEPOSIT/BANK NOTES -- 12.2%
   Aesop Funding 1997-1 A1
     6.220%,  10/20/01                   1,000       1,011
   Bankers Trust
     6.010%,  12/10/98                   2,000       2,007
   Comerica Bank
     5.970%,  10/27/98                   2,000       2,003
   Huntington National Bank
     5.875%,  01/15/01                   1,500       1,500
   Morgan Guaranty New York
     5.930%,  08/31/98                   2,000       2,002
                                                   -------
Total Certificates of Deposit
   (Cost $8,499)                                     8,523
                                                   -------
--------------------------------------------------------------------------------
                                        FACE
DESCRIPTION                         AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.5%
   Paine Webber
     5.58%, dated 01/30/98,
     matures 02/02/98,
     repurchase price $3,136,458
     (collateralized by U.S. Treasury
     Note, par value $2,605,000,
     7.50%, matures 11/15/24;
     market value $3,206,901)           $3,135     $ 3,135
                                                   -------
Total Repurchase Agreement
   (Cost $3,135)                                     3,135
                                                   -------
TOTAL INVESTMENTS -- 102.6%
   (Cost $71,139)                                   71,392
                                                   -------
OTHER ASSETS AND LIABILITIES -- (2.6%)
   Other Assets and Liabilities, Net                (1,821)
                                                   -------
NET ASSETS:
Portfolio Shares of Class A (unlimited
   authorization -- no par value) based
   on 34,809,685 outstanding shares of
   beneficial interest                              69,305
Distribution in excess of net investment income         (3)
Accumulated net realized gain
   on investments                                       16
Net unrealized appreciation
   on investments                                      253
                                                   -------
TOTAL NET ASSETS-- 100.0%                          $69,571
                                                   =======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE-- CLASS A                         $2.00
                                                   =======
(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JANUARY 31, 1998. THE DATE SHOWN IS THE LONGER OF THE RESET DATE OR THE DEMAND DATE.
FHLB    FEDERAL HOME LOAN BANK
FNMA    FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN     MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENT OF OPERATIONS (000)
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEAR ENDED JANUARY 31, 1998

                                                            ---------             ----------             -------------
                                                              MONEY
                                                             MARKET               GOVERNMENT             GOVERNMENT II
                                                            PORTFOLIO              PORTFOLIO               PORTFOLIO
                                                            ---------             ----------             -------------
Interest Income                                             $35,939                 $55,227                $49,278
                                                            -------                 -------                -------
EXPENSES:
   Management fees                                            2,084                   2,367                  1,694
   Less: Management fees waived                              (1,309)                   (886)                  (406)
   Investment advisory fees                                     151                     237                    215
   Less: Investment advisory fees waived                       (115)                   (180)                  (154)
   Shareholder servicing fees (1)                             1,705                   6,526                  2,274
   Less: Shareholder servicing fees waived                   (1,447)                 (1,143)                (2,148)
   Custodian/wire agent fees                                    112                     106                    106
   Trustee fees                                                   4                       7                      6
   Registration fees                                            204                     256                    262
   Other                                                         43                      67                     64
                                                            -------                 -------                -------
   Total expenses                                             1,432                   7,357                  1,913
                                                            -------                 -------                -------
   NET INVESTMENT INCOME                                     34,507                  47,870                 47,365
                                                            -------                 -------                -------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                               (31)                     (7)                   (35)
                                                            -------                 -------                -------
   Net change in unrealized appreciation
     of investments                                              --                      --                     --
                                                            -------                 -------                -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $34,476                 $47,863                $47,330
                                                            =======                 =======                =======


                                                            ----------          ---------       -----------        ----------
                                                                                                                     SHORT-
                                                               PRIME                                                DURATION
                                                            OBLIGATION          TREASURY        TREASURY II        GOVERNMENT
                                                             PORTFOLIO          PORTFOLIO        PORTFOLIO          PORTFOLIO
                                                            ----------          ---------       -----------        ----------
Interest Income                                               $185,858          $10,244            $45,606           $4,995
                                                              --------          -------            -------           ------
EXPENSES:
   Management fees                                               6,244              440              2,054              275
   Less: Management fees waived                                 (1,357)            (214)              (367)             (30)
   Investment advisory fees                                        790               44                206               79
   Less: Investment advisory fees waived                          (557)             (36)              (137)             (15)
   Shareholder servicing fees (1)                                8,522              690              2,185              196
   Less: Shareholder servicing fees waived                      (7,571)            (251)            (1,986)            (196)
   Custodian/wire agent fees                                       298               50                 91               12
   Trustee fees                                                     23                1                  6               --
   Registration fees                                               930               27                222               23
   Other                                                           201               53                 65                8
                                                              --------          -------            -------           ------
   Total expenses                                                7,523              804              2,339              352
                                                              --------          -------            -------           ------
   NET INVESTMENT INCOME                                       178,335            9,440             43,267            4,643
                                                              --------          -------            -------           ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                                  (88)              (9)              (353)             440
                                                              --------          -------            -------           ------
   Net change in unrealized appreciation
     of investments                                                 --               --                 --              361
                                                              --------          -------            -------           ------
NET INCREASE IN NET ASSETS FROM OPERATIONS                    $178,247          $ 9,431            $42,914           $5,444
                                                              ========          =======            =======           ======


                                                          -------------     ---------        ---------
                                                          INTERMEDIATE-                      CORPORATE
                                                            DURATION                           DAILY
                                                            OVERNMENT         GNMA            INCOME
                                                            PORTFOLIO       PORTFOLIO        PORTFOLIO
                                                          -------------     ---------        ---------
Interest Income                                              $ 7,321           $6,235         $3,482
                                                             -------           ------         ------
EXPENSES:
   Management fees                                               404              275            204
   Less: Management fees waived                                  (14)              (1)           (68)
   Investment advisory fees                                      115               86             58
   Less: Investment advisory fees waived                         (11)              (1)           (25)
   Shareholder servicing fees (1)                                288              215            146
   Less: Shareholder servicing fees waived                      (274)            (132)          (146)
   Custodian/wire agent fees                                      16               34              9
   Trustee fees                                                    1                1              1
   Registration fees                                              40               32             16
   Other                                                          13                8             11
                                                             -------           ------         ------
   Total expenses                                                578              517            206
                                                             -------           ------         ------
   NET INVESTMENT INCOME                                       6,743            5,718          3,276
                                                             -------           ------         ------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from security
     transactions                                               (326)            (238)            16
                                                             -------           ------         ------
   Net change in unrealized appreciation
     of investments                                            3,610            2,151            306
                                                             -------           ------         ------
NET INCREASE IN NET ASSETS FROM OPERATIONS                   $10,027           $7,631         $3,598
                                                             =======           ======         ======

(1)INCLUDES CLASS SPECIFIC DISTRIBUTION AND SHAREHOLDER SERVICING FEES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 & 27

STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
                                                                             -----------------------         ---------------------
                                                                                  MONEY MARKET                      GOVERNMENT
                                                                                    PORTFOLIO                        PORTFOLIO
                                                                             -----------------------         ---------------------
                                                                                1998          1997             1998         1997
                                                                             -----------------------         ---------------------
OPERATIONS:
     Net investment income                                                   $   34,507   $    8,249         $   47,870 $   36,890
     Net realized loss from security transactions                                   (31)          (6)                (7)      (148)
                                                                             ----------   ----------         ---------- ----------
     Net increase in net assets from operations                                  34,476        8,243             47,863     36,742
                                                                             ----------   ----------         ---------- ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                    (31,852)      (7,294)            (7,425)    (4,797)
     Class B                                                                       (154)        (161)            (1,551)    (1,539)
     Class C                                                                     (2,496)        (794)              (893)        --
     CNI Class*                                                                      --           --            (38,003)   (30,559)
     Sweep Class                                                                     --           --                 --         --
                                                                             ----------   ----------         ---------- ----------
   Total dividends distributed                                                  (34,502)      (8,249)           (47,872)   (36,895)
                                                                             ----------   ----------         ---------- ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                              9,670,017    1,998,879          1,237,002    730,378
     Reinvestment of cash distributions                                          21,678        1,817              4,258      1,615
     Cost of shares repurchased                                              (9,339,689)  (1,727,529)        (1,214,703)  (664,375)
                                                                             ----------   ----------         ---------- ----------
     Increase (decrease) in net assets from Class A transactions                352,006      273,167             26,557     67,618
                                                                             ----------   ----------         ---------- ----------
   Class B:
     Proceeds from shares issued                                                 20,450        7,740            396,652    528,207
     Reinvestment of cash distributions                                             149           37              2,291         --
     Cost of shares repurchased                                                 (13,985)     (13,624)          (422,984)  (490,054)
                                                                             ----------   ----------         ---------- ----------
     Increase (decrease) in net assets from Class B transactions                  6,614       (5,847)           (24,041)    38,153
                                                                             ----------   ----------         ---------- ----------
   Class C:
     Proceeds from shares issued                                                266,102       54,043            310,448         --
     Reinvestment of cash distributions                                             291          325                 30         --
     Cost of shares repurchased                                                (209,997)     (26,299)          (285,137)        --
                                                                             ----------   ----------         ---------- ----------
     Increase in net assets from Class C transactions                            56,396       28,069             25,341         --
                                                                             ----------   ----------         ---------- ----------
    CNI Class*:
     Proceeds from shares issued                                                     --           --          2,355,149  1,761,763
     Reinvestment of cash distributions                                              --           --             25,953     23,714
     Cost of shares repurchased                                                      --           --         (2,090,084)(1,711,087)
                                                                             ----------   ----------         ---------- ----------
     Increase in net assets from CNI Class transactions                              --           --            291,018     74,390
                                                                             ----------   ----------         ---------- ----------
    Sweep Class:
     Proceeds from shares issued                                                     --           --                 --         --
     Reinvestment of cash distributions                                              --           --                 --         --
     Cost of shares repurchased                                                      --           --                 --         --
                                                                             ----------   ----------         ---------- ----------
     Increase in net assets from Sweep Class transactions                            --           --                 --         --
                                                                             ----------   ----------         ---------- ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS       415,016      295,389            318,875    180,161
                                                                             ----------   ----------         ---------- ----------
       Net increase (decrease) in net assets                                    414,990      295,383            318,866    180,008
                                                                             ----------   ----------         ---------- ----------
NET ASSETS:
   Beginning of Period                                                          400,350      104,967            786,703    606,695
                                                                             ----------   ----------         ---------- ----------
   End of Period                                                             $  815,340   $  400,350         $1,105,569 $  786,703
                                                                             ==========   ==========         ========== ==========


                                                                              -----------------------  -------------------------
                                                                                    GOVERNMENT II          PRIME OBLIGATION
                                                                                      PORTFOLIO                PORTFOLIO
                                                                              -----------------------  -------------------------
                                                                                1998          1997        1998           1997
                                                                              -----------------------  -------------------------
OPERATIONS:
     Net investment income                                                    $   47,365   $   40,571  $   178,335   $   147,275
     Net realized loss from security transactions                                    (35)         (83)         (88)          (96)
                                                                              ----------   ----------  -----------   -----------
     Net increase in net assets from operations                                   47,330       40,488      178,247       147,179
                                                                              ----------   ----------  -----------   -----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                     (45,738)     (39,711)    (165,176)     (138,844)
     Class B                                                                        (962)        (804)      (8,725)       (8,391)
     Class C                                                                        (664)         (56)      (4,445)          (38)
     CNI Class*                                                                       --           --           --            --
     Sweep Class                                                                      --           --           --            --
                                                                              ----------   ----------  -----------   -----------
   Total dividends distributed                                                   (47,364)     (40,571)    (178,346)     (147,273)
                                                                              ----------   ----------  -----------   -----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                               5,919,701    4,473,934   32,126,995    24,807,352
     Reinvestment of cash distributions                                            3,860          632       59,509        40,591
     Cost of shares repurchased                                               (5,822,115)  (4,522,836) (31,565,211)  (24,663,157)
                                                                              ----------   ----------  -----------   -----------
     Increase (decrease) in net assets from Class A transactions                 101,446      (48,270)     621,293       184,786
                                                                              ----------   ----------  -----------   -----------
   Class B:
     Proceeds from shares issued                                                 135,965       92,880    2,218,238     2,059,805
     Reinvestment of cash distributions                                              263          236          503           128
     Cost of shares repurchased                                                 (120,700)     (96,469)  (2,178,430)   (2,088,439)
                                                                              ----------   ----------  -----------   -----------
     Increase (decrease) in net assets from Class B transactions                  15,528       (3,353)      40,311       (28,506)
                                                                              ----------   ----------  -----------   -----------
   Class C:
     Proceeds from shares issued                                                 160,703       18,066      718,315        29,017
     Reinvestment of cash distributions                                               --           --           59            --
     Cost of shares repurchased                                                 (131,790)     (11,706)    (514,796)      (24,685)
                                                                              ----------   ----------  -----------   -----------
     Increase in net assets from Class C transactions                             28,913        6,360      203,578         4,332
                                                                              ----------   ----------  -----------   -----------
    CNI Class*:
     Proceeds from shares issued                                                      --           --           --            --
     Reinvestment of cash distributions                                               --           --           --            --
     Cost of shares repurchased                                                       --           --           --            --
                                                                              ----------   ----------  -----------   -----------
     Increase in net assets from CNI Class transactions                               --           --           --            --
                                                                              ----------   ----------  -----------   -----------
    Sweep Class:
     Proceeds from shares issued                                                      --           --           --            --
     Reinvestment of cash distributions                                               --           --           --            --
     Cost of shares repurchased                                                       --           --           --            --
                                                                              ----------   ----------  -----------   -----------
     Increase in net assets from Sweep Class transactions                             --           --           --            --
                                                                              ----------   ----------  -----------   -----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS        145,887      (45,263)     865,182       160,612
                                                                              ----------   ----------  -----------   -----------
       Net increase (decrease) in net assets                                     145,853      (45,346)     865,083       160,518
                                                                              ----------   ----------  -----------   -----------
NET ASSETS:
   Beginning of Period                                                           784,697      830,043    2,776,959     2,616,441
                                                                              ----------   ----------  -----------   -----------
   End of Period                                                              $  930,550   $  784,697  $ 3,642,042   $ 2,776,959
                                                                              ==========   ==========  ===========   ===========


                                                                              --------------------   -----------------------
                                                                                    TREASURY                TREASURY II
                                                                                    PORTFOLIO                PORTFOLIO
                                                                              --------------------   -----------------------
                                                                                 1998        1997       1998         1997
                                                                              --------------------   -----------------------
OPERATIONS:
     Net investment income                                                    $  9,940    $  4,335   $   43,267   $   26,940
     Net realized loss from security transactions                                   (9)         (1)        (353)        (141)
                                                                              --------    --------   ----------   ----------
     Net increase in net assets from operations                                  9,431       4,334       42,914       26,799
                                                                              --------    --------   ----------   ----------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                    (5,276)     (3,621)     (40,342)     (25,532)
     Class B                                                                    (1,195)         --       (2,590)      (1,223)
     Class C                                                                    (1,768)       (714)        (332)        (185)
     CNI Class*                                                                     --          --           --           --
     Sweep Class                                                                (1,214)         --           --           --
                                                                              --------    --------   ----------   ----------
   Total dividends distributed                                                  (9,453)     (4,335)     (43,264)     (26,940)
                                                                              --------    --------   ----------   ----------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
     Proceeds from shares issued                                               823,758     296,378    4,053,466    4,047,676
     Reinvestment of cash distributions                                          1,252         246        7,332        7,548
     Cost of shares repurchased                                               (705,129)   (283,519)  (4,093,131)  (3,692,624)
                                                                              --------    --------   ----------   ----------
     Increase (decrease) in net assets from Class A transactions               119,881      13,105      (32,333)     362,600
                                                                              --------    --------   ----------   ----------
   Class B:
     Proceeds from shares issued                                               215,467          --      238,316      195,613
     Reinvestment of cash distributions                                             --          --          176            4
     Cost of shares repurchased                                               (147,368)         --     (223,046)    (167,907)
                                                                              --------    --------   ----------   ----------
     Increase (decrease) in net assets from Class B transactions                68,099          --       15,446       27,710
                                                                              --------    --------   ----------   ----------
   Class C:
     Proceeds from shares issued                                               230,513      84,434       98,675       52,451
     Reinvestment of cash distributions                                             --          --           78          128
     Cost of shares repurchased                                               (201,655)    (74,221)     (91,434)     (51,986)
                                                                              --------    --------   ----------   ----------
     Increase in net assets from Class C transactions                           28,858      10,213        7,319          593
                                                                              --------    --------   ----------   ----------
    CNI Class*:
     Proceeds from shares issued                                                    --          --           --           --
     Reinvestment of cash distributions                                             --          --           --           --
     Cost of shares repurchased                                                     --          --           --           --
                                                                              --------    --------   ----------   ----------
     Increase in net assets from CNI Class transactions                             --          --           --           --
                                                                              --------    --------   ----------   ----------
    Sweep Class:
     Proceeds from shares issued                                               194,085          --           --           --
     Reinvestment of cash distributions                                             --          --           --           --
     Cost of shares repurchased                                               (125,016)         --           --           --
                                                                              --------    --------   ----------   ----------
     Increase in net assets from Sweep Class transactions                       69,069          --           --           --
                                                                              --------    --------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS      285,907      23,318       (9,568)     390,903
                                                                              --------    --------   ----------   ----------
       Net increase (decrease) in net assets                                   285,885      23,317       (9,918)     390,762
                                                                              --------    --------   ----------   ----------
NET ASSETS:
   Beginning of Period                                                          92,828      69,511      839,394      448,632
                                                                              --------    --------   ----------   ----------
   End of Period                                                              $378,713    $ 92,828   $  829,476   $  839,394
                                                                              ========    ========   ==========   ==========

   *FORMERLY CLASS G
   AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 & 29


STATEMENT OF CHANGES IN NET ASSETS (000)
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31
                                                                            ------------------              --------------------
                                                                                                                INTERMEDIATE-
                                                                              SHORT-DURATION                      DURATION
                                                                                GOVERNMENT                       GOVERNMENT
                                                                                 PORTFOLIO                        PORTFOLIO
                                                                            ------------------              --------------------
                                                                              1998       1997                 1998        1997
                                                                            ------------------              --------------------
OPERATIONS:
     Net investment income                                                  $ 4,643    $ 4,068              $  6,743    $  8,284
     Net realized gain (loss) from security transactions                        440         60                  (326)      1,192
     Net change in unrealized appreciation (depreciation) of investments        361       (944)                3,610      (5,738)
                                                                            -------    -------              --------    --------
     Net increase in net assets from operations                               5,444      3,184                10,027       3,738
                                                                            -------    -------              --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (4,635)    (4,209)               (6,746)     (8,283)
     Class B                                                                     (1)        (1)                   --          --
     Class D                                                                     --         --                    --          (1)
   Net realized gains:
     Class A                                                                     --         --                    --          --
     Class B                                                                     --         --                    --          --
     Class D                                                                     --         --                    --          --
                                                                            -------    -------              --------    --------
   Total dividends distributed                                               (4,636)    (4,210)               (6,746)     (8,284)
                                                                            -------    -------              --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                             56,566     51,283                40,850      52,840
     Reinvestment of cash distributions                                       2,063      1,604                 1,826       1,505
     Cost of shares repurchased                                             (51,968)   (51,748)              (62,525)    (81,096)
                                                                            -------    -------              --------    --------
     Increase (decrease) in net assets from Class A transactions              6,661      1,139               (19,849)    (26,751)
                                                                            -------    -------              --------    --------
   Class B:
     Proceeds from shares issued                                                 --         --                    --          --
     Reinvestment of cash distributions                                          --         --                    --          --
     Cost of shares repurchased                                                  --        (25)                   --          --
                                                                            -------    -------              --------    --------
     Decrease in net assets from Class B transactions                            --        (25)                   --          --
                                                                            -------    -------              --------    --------
   Class D:
     Proceeds from shares issued                                                 --         --                    --          --
     Reinvestment of cash distributions                                          --         --                    --          --
     Cost of shares repurchased                                                  --        (11)                   --         (66)
                                                                            -------    -------              --------    --------
     Decrease in net assets from Class D transactions                            --        (11)                   --         (66)
                                                                            -------    -------              --------    --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS     6,661      1,103               (19,849)    (26,817)
                                                                            -------    -------              --------    --------
       Net increase (decrease) in net assets                                  7,469         77               (16,568)    (31,363)
                                                                            -------    -------              --------    --------
NET ASSETS:
   Beginning of Period                                                       73,558     73,481               133,675     165,038
                                                                            -------    -------              --------    --------
   End of Period                                                            $81,027    $73,558              $117,107    $133,675
                                                                            =======    =======              ========    ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                            5,674      5,168                 4,131       5,428
     Shares issued in lieu of cash distributions                                207        162                   185         155
     Shares repurchased                                                      (5,215)    (5,220)               (6,358)     (8,317)
                                                                            -------    -------              --------    --------
     Total Class A transactions                                                 666        110                (2,042)     (2,734)
                                                                            -------    -------              --------    --------
   Class B:
     Shares issued                                                               --         --                    --          --
     Shares issued in lieu of cash distributions                                 --         --                    --          --
     Shares repurchased                                                          --         (3)                   --          --
                                                                            -------    -------              --------    --------
     Total Class B transactions                                                  --         (3)                   --          --
                                                                            -------    -------              --------    --------
   Class D:
     Shares issued                                                               --         --                    --          --
     Shares issued in lieu of cash distributions                                 --         --                    --          --
     Shares repurchased                                                          --         (1)                   --          (6)
                                                                            -------    -------              --------    --------
     Total Class D transactions                                                  --         (1)                   --          (6)
                                                                            -------    -------              --------    --------
     Increase (Decrease) in capital shares                                      666        106                (2,042)     (2,740)
                                                                            =======    =======              ========    ========


                                                                           --------------------           --------------------
                                                                                                                 CORPORATE
                                                                                                                   DAILY
                                                                                    GNMA                          INCOME
                                                                                  PORTFOLIO                      PORTFOLIO
                                                                           --------------------           --------------------
                                                                             1998         1997               1998        1997
                                                                           --------------------           --------------------
OPERATIONS:
     Net investment income                                                 $  5,718    $  8,337           $  3,276    $  2,734
     Net realized gain (loss) from security transactions                       (238)       (414)                16          57
     Net change in unrealized appreciation (depreciation) of investments      2,151      (2,894)               306        (334)
                                                                           --------    --------           --------    --------
     Net increase in net assets from operations                               7,631       5,029              3,598       2,457
                                                                           --------    --------           --------    --------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                                                 (5,727)     (8,333)            (3,276)     (2,734)
     Class B                                                                     --          --                 --          --
     Class D                                                                     --          (4)                --          --
   Net realized gains:
     Class A                                                                     --          --                 --         (56)
     Class B                                                                     --          --                 --          --
     Class D                                                                     --          --                 --          --
                                                                           --------    --------           --------    --------
   Total dividends distributed                                               (5,727)     (8,337)            (3,276)     (2,790)
                                                                           --------    --------           --------    --------
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Proceeds from shares issued                                             19,575      27,248             48,243      32,404
     Reinvestment of cash distributions                                       1,754       1,950              2,003       1,781
     Cost of shares repurchased                                             (47,328)    (60,395)           (36,780)    (26,608)
                                                                           --------    --------           --------    --------
     Increase (decrease) in net assets from Class A transactions            (25,999)    (31,197)            13,466       7,577
                                                                           --------    --------           --------    --------
   Class B:
     Proceeds from shares issued                                                 --          --                 --          --
     Reinvestment of cash distributions                                          --          --                 --          --
     Cost of shares repurchased                                                  --         (14)                --          --
                                                                           --------    --------           --------    --------
     Decrease in net assets from Class B transactions                            --         (14)                --          --
                                                                           --------    --------           --------    --------
   Class D:
     Proceeds from shares issued                                                 --          --                 --          --
     Reinvestment of cash distributions                                          --           3                 --          --
     Cost of shares repurchased                                                  --        (164)                --          --
                                                                           --------    --------           --------    --------
     Decrease in net assets from Class D transactions                            --        (161)                --          --
                                                                           --------    --------           --------    --------
INCREASE (DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS   (25,999)    (31,372)            13,466       7,577
                                                                           --------    --------           --------    --------
       Net increase (decrease) in net assets                                (24,095)    (34,680)            13,788       7,244
                                                                           --------    --------           --------    --------
NET ASSETS:
   Beginning of Period                                                      101,887     136,567             55,783      48,539
                                                                           --------    --------           --------    --------
   End of Period                                                           $ 77,792    $101,887           $ 69,571    $ 55,783
                                                                           ========    ========           ========    ========
CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued                                                            2,021       2,840             24,250      16,320
     Shares issued in lieu of cash distributions                                181         205              1,008         897
     Shares repurchased                                                      (4,898)     (6,326)           (18,508)    (13,400)
                                                                           --------    --------           --------    --------
     Total Class A transactions                                              (2,696)     (3,281)             6,750       3,817
                                                                           --------    --------           --------    --------
   Class B:
     Shares issued                                                               --          --                 --          --
     Shares issued in lieu of cash distributions                                 --          --                 --          --
     Shares repurchased                                                          --          (2)                --          --
                                                                           --------    --------           --------    --------
     Total Class B transactions                                                  --          (2)                --          --
                                                                           --------    --------           --------    --------
   Class D:
     Shares issued                                                               --          --                 --          --
     Shares issued in lieu of cash distributions                                 --          --                 --          --
     Shares repurchased                                                          --         (16)                --          --
                                                                           --------    --------           --------    --------
     Total Class D transactions                                                  --         (16)                --          --
                                                                           --------    --------           --------    --------
     Increase (Decrease) in capital shares                                   (2,696)     (3,299)             6,750       3,817
                                                                           ========    ========           ========    ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 & 31


FINANCIAL HIGHLIGHTS
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                                                           RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF   INVESTMENT
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN PERIOD (000)  NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
CLASS A
   1998    $1.00     $0.06         $ --           $(0.06)        $ --           $1.00     5.65%   $  721,035     0.18%      5.51%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.44       369,052     0.16       5.33
   1996     1.00      0.06           --            (0.06)          --            1.00     5.98        95,891     0.20       5.88
   1995     1.00      0.04           --            (0.04)          --            1.00     4.55       213,988     0.21       4.49
   1994     1.00      0.03           --            (0.03)          --            1.00     2.98       203,803     0.35       2.95
   1993     1.00      0.04           --            (0.04)          --            1.00     3.60       264,450     0.35       3.56
CLASS B
   1998(1) $1.00     $0.03         $ --           $(0.03)        $ --           $1.00     5.29%   $    7,383     0.48%      5.26%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.13           770     0.50       4.96
   1996     1.00      0.06           --            (0.06)          --            1.00     5.67         6,616     0.50       5.53
   1995     1.00      0.04           --            (0.04)          --            1.00     4.24         6,314     0.51       4.49
   1994     1.00      0.03           --            (0.03)          --            1.00     2.68         2,334     0.65       2.65
   1993     1.00      0.04           --            (0.04)          --            1.00     3.29           309     0.65       3.47
CLASS C
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.12%   $   86,922     0.68%      5.02%
   1997     1.00      0.05           --            (0.05)          --            1.00     4.92        30,528     0.66       4.84
   1996(2)  1.00      0.04           --            (0.04)          --            1.00     3.79+        2,460     0.70       5.17
--------------------
GOVERNMENT PORTFOLIO
--------------------
CLASS A
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.52%   $  142,929     0.20%      5.40%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.33       116,373     0.20       5.22
   1996(3)  1.00      0.01           --            (0.01)          --            1.00     1.48+       48,762     0.20       5.55
   1994(4)  1.00      0.01           --            (0.01)          --            1.00     3.22            --     0.20       3.04
   1993(5)  1.00      0.03           --            (0.03)          --            1.00     3.19        20,022     0.20       3.41
CLASS B
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.21%   $   29,102     0.50%      5.06%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.02        53,144     0.50       4.91
   1996(6)  1.00      0.02           --            (0.02)          --            1.00     2.39+       14,997     0.50       5.27
CLASS C
   1998(7) $1.00     $0.03         $ --           $(0.03)        $ --           $1.00     5.01%   $   25,341     0.70%      4.94%
CNI CLASS
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.84%   $  908,197     0.85%      4.75%
   1997     1.00      0.05           --            (0.05)          --            1.00     4.69       617,186     0.82       4.59
   1996     1.00      0.05           --            (0.05)          --            1.00     5.39       542,936     0.70       5.23
   1995(8)  1.00      0.03           --            (0.03)          --            1.00     3.41+      310,835     0.70       4.32
-----------------------
GOVERNMENT II PORTFOLIO
-----------------------
CLASS A
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.45%   $  863,427     0.20%      5.32%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.29       762,015     0.20       5.17
   1996     1.00      0.06           --            (0.06)          --            1.00     5.83       810,365     0.20       5.69
   1995     1.00      0.04           --            (0.04)          --            1.00     4.39       786,405     0.20       4.33
   1994     1.00      0.03           --            (0.03)          --            1.00     3.02       738,040     0.20       2.98
   1993     1.00      0.04           --            (0.04)          --            1.00     3.57       664,540     0.20       3.48
CLASS B
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.14%   $   31,851     0.50%      5.02%
   1997     1.00      0.05           --            (0.05)          --            1.00     4.98        16,323     0.50       4.87
   1996     1.00      0.05           --            (0.05)          --            1.00     5.52        19,678     0.50       5.41
   1995     1.00      0.04           --            (0.04)          --            1.00     4.08        15,201     0.50       4.33
   1994     1.00      0.03           --            (0.03)          --            1.00     2.71        21,462     0.50       2.68
   1993     1.00      0.03           --            (0.03)          --            1.00     3.26           338     0.50       3.35
CLASS C
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     4.93%   $   35,272     0.70%      4.82%
   1997(9)  1.00      0.01           --            (0.01)          --            1.00     4.71         6,359     0.70       4.69
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
   1998    $1.00     $0.05         $ --           $(0.05)        $ --           $1.00     5.59%   $3,247,562     0.20%      5.46%
   1997     1.00      0.05           --            (0.05)          --            1.00     5.38     2,626,360     0.20       5.26
   1996     1.00      0.06           --            (0.06)          --            1.00     5.96     2,441,662     0.20       5.82
   1995     1.00      0.04           --            (0.04)          --            1.00     4.46     2,778,326     0.20       4.41
   1994     1.00      0.03           --            (0.03)          --            1.00     3.10     2,541,126     0.20       3.07
   1993     1.00      0.04           --            (0.04)          --            1.00     3.72     2,564,340     0.20       3.62



                      RATIO OF
                         NET
            RATIO OF  INVESTMENT
            EXPENSES    INCOME
           TO AVERAGE TO AVERAGE
           NET ASSETS NET ASSETS
           (EXCLUDING (EXCLUDING
             WAIVERS)  WAIVERS)
----------------------------------
----------------------
MONEY MARKET PORTFOLIO
----------------------
CLASS A
   1998        0.66%     5.03%
   1997        0.63      4.86
   1996        0.45      5.63
   1995        0.45      4.25
   1994        0.44      2.86
   1993        0.39      3.52
CLASS B
   1998(1)     0.72%     5.02%
   1997        0.76      4.70
   1996        0.75      5.28
   1995        0.75      4.25
   1994        0.74      2.56
   1993        0.69      3.43
CLASS C
   1998        0.92%     4.78%
   1997        0.92      4.58
   1996(2)     0.96      4.91
--------------------
GOVERNMENT PORTFOLIO
--------------------
CLASS A
   1998        0.56%     5.04%
   1997        0.55      4.87
   1996(3)     0.33      5.42
   1994(4)     0.37      2.87
   1993(5)     0.38      3.23
CLASS B
   1998        0.61%     4.95%
   1997        0.62      4.79
   1996(6)     0.63      5.14
CLASS C
   1998(7)     0.81%     4.83%
CNI CLASS
   1998        1.06%     4.54%
   1997        1.03      4.38
   1996        0.84      5.09
   1995(8)     0.89      4.13
-----------------------
GOVERNMENT II PORTFOLIO
-----------------------
CLASS A
   1998        0.51%     5.01%
   1997        0.45      4.92
   1996        0.29      5.60
   1995        0.30      4.23
   1994        0.29      2.89
   1993        0.29      3.39
CLASS B
   1998        0.56%     4.96%
   1997        0.56      4.81
   1996        0.59      5.32
   1995        0.60      4.23
   1994        0.60      2.58
   1993        0.59      3.26
CLASS C
   1998        0.76%     4.76%
   1997(9)     0.75      4.64
--------------------------
PRIME OBLIGATION PORTFOLIO
--------------------------
CLASS A
   1998        0.51%     5.15%
   1997        0.45      5.01
   1996        0.29      5.73
   1995        0.30      4.31
   1994        0.28      2.98
   1993        0.30      3.52






                                                                                                                          RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF  INVESTMENTE
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN  PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------
PRIME OBLIGATION PORTFOLIO (CONCLUDED)
--------------------------------------
CLASS B
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     5.27%   $186,572       0.50%       5.16%
   1997     1.00      0.05            --           (0.05)          --            1.00     5.07     146,267       0.50        4.95
   1996     1.00      0.06            --           (0.06)          --            1.00     5.65     174,779       0.50        5.38
   1995     1.00      0.04            --           (0.04)          --            1.00     4.15      21,852       0.50        4.55
   1994     1.00      0.03            --           (0.03)          --            1.00     2.79       6,312       0.50        2.77
   1993     1.00      0.04            --           (0.04)          --            1.00     3.41       4,699       0.47        3.63
CLASS C
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     5.06%   $207,908       0.70%       5.02%
   1997(10) 1.00      0.04            --           (0.04)          --            1.00     4.85       4,332       0.70        4.79
1995(11)    1.00      0.03            --           (0.03)          --            1.00     2.55+         --       0.70        2.79
   1994     1.00      0.03            --           (0.03)          --            1.00     2.59      20,602       0.70        2.57
   1993(12) 1.00      0.03            --           (0.03)          --            1.00     3.13      85,325       0.70        3.05
------------------
TREASURY PORTFOLIO
------------------
CLASS A
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     5.49%   $187,790       0.20%       5.36%
   1997     1.00      0.05            --           (0.05)          --            1.00     5.32      67,924       0.20        5.19
   1996     1.00      0.06            --           (0.06)          --            1.00     5.89      54,820       0.20        5.72
   1995     1.00      0.04            --           (0.04)          --            1.00     4.29      39,129       0.20        4.17
   1994     1.00      0.03            --           (0.03)          --            1.00     3.00      46,296       0.20        2.96
   1993(13) 1.00      0.01            --           (0.01)          --            1.00     2.91      44,624       0.20        2.89
CLASS B
   1998(16)$1.00     $0.03          $ --          $(0.03)        $ --           $1.00     5.18%   $ 68,089       0.50%       5.13%
CLASS C
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     4.96%   $ 53,768       0.70%       4.86%
   1997     1.00      0.05            --           (0.05)          --            1.00     4.80      24,904       0.70        4.70
   1996(14) 1.00      0.03            --           (0.03)          --            1.00     2.68+     14,691       0.70        5.12
SWEEP CLASS
   1998(17)$1.00     $0.02          $ --          $(0.02)        $ --           $1.00     4.74%   $ 69,066       0.95%       4.71%
---------------------
TREASURY II PORTFOLIO
---------------------
CLASS A
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     5.20%   $748,061       0.25%       5.08%
   1997     1.00      0.05            --           (0.05)          --            1.00     5.07     780,718       0.25        4.96
   1996     1.00      0.05            --           (0.05)          --            1.00     5.58     418,250       0.25        5.44
   1995     1.00      0.04            --           (0.04)          --            1.00     4.17     397,682       0.25        4.11
   1994     1.00      0.03            --           (0.03)          --            1.00     2.88     364,334       0.25        2.84
   1993     1.00      0.03            --           (0.03)          --            1.00     3.46     352,435       0.25        3.40
CLASS B
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     4.88%   $ 69,572       0.55%       4.78%
   1997     1.00      0.05            --           (0.05)          --            1.00     4.76      54,148       0.55        4.65
   1996     1.00      0.05            --           (0.05)          --            1.00     5.27      26,447       0.55        5.18
   1995     1.00      0.04            --           (0.04)          --            1.00     3.86      44,680       0.55        3.71
   1994     1.00      0.03            --           (0.03)          --            1.00     2.57      22,448       0.55        2.54
   1993     1.00      0.03            --           (0.03)          --            1.00     3.15       6,038       0.55        3.42
CLASS C
   1998    $1.00     $0.05          $ --          $(0.05)        $ --           $1.00     4.67%   $ 11,843       0.75%       4.58%
   1997     1.00      0.04            --           (0.04)          --            1.00     4.55       4,528       0.75        4.45
   1996(15) 1.00      0.04            --           (0.04)          --            1.00     3.64+      3,935       0.75        4.85


                      RATIO OF
                         NET
            RATIO OF  INVESTMENT
            EXPENSES    INCOME
           TO AVERAGE TO AVERAGE
           NET ASSETS NET ASSETS
           (EXCLUDING (EXCLUDING
             WAIVERS)  WAIVERS)
---------------------------------------
--------------------------------------
PRIME OBLIGATION PORTFOLIO (CONCLUDED)
--------------------------------------
CLASS B
   1998         0.56%     5.10%
   1997         0.56      4.89
   1996         0.58      5.30
   1995         0.60      4.45
   1994         0.58      2.68
   1993         0.53      3.57
CLASS C
   1998         0.76%     4.96%
   1997(10)     0.74      4.75
   1995(11)     0.77      2.72
   1994         0.78      2.48
   1993(12)     0.83      2.92
-----------
TREASURY PORTFOLIO
------------------
CLASS A
   1998         0.59%     4.97%
   1997         0.60      4.79
   1996         0.36      5.56
   1995         0.34      4.03
   1994         0.33      2.82
   1993(13)     0.42      2.67
CLASS B
   1998(16)     0.64%     4.99%
CLASS C
   1998         0.84%     4.72%
   1997         0.90      4.50
   1996(14)     0.87      4.95
SWEEP CLASS
   1998(17)     1.08%     4.58%
---------------------
TREASURY II PORTFOLIO
---------------------
CLASS A
   1998         0.56%     4.77%
   1997         0.52      4.69
   1996         0.34      5.35
   1995         0.35      4.01
   1994         0.34      2.76
   1993         0.34      3.31
CLASS B
   1998         0.61%     4.72%
   1997         0.63      4.57
   1996         0.64      5.09
   1995         0.65      3.61
   1994         0.64      2.46
   1993         0.64      3.33
CLASS C
   1998         0.81%     4.52%
   1997         0.82      4.38
   1996(15)     0.84      4.76

 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 MONEY MARKET CLASS B SHARES WERE FULLY LIQUIDATED MARCH 12, 1997 AND RE-OFFERED BEGINNING AUGUST 12, 1997. ALL RATIOS AND TOTAL
   RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 MONEY MARKET CLASS C SHARES WERE OFFERED BEGINNING MAY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 3 GOVERNMENT CLASS A SHARES WERE RE-OFFERED BEGINNING OCTOBER 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 4 GOVERNMENT CLASS A SHARES WERE FULLY LIQUIDATED JUNE 2, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 5 GOVERNMENT CLASS A SHARES WERE OFFERED BEGINNING MARCH 8, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 6 GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING AUGUST 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 7 GOVERNMENT CLASS C SHARES WERE OFFERED BEGINNING JULY 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 GOVERNMENT CNI CLASS (FORMERLY CLASS G & C) SHARES WERE OFFERED BEGINNING APRIL 7, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
 9 GOVERNMENT II CLASS C SHARES WERE OFFERED BEGINNING NOVEMBER 27, 1996. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
10 PRIME OBLIGATION CLASS C SHARES WERE RE-OFFERED BEGINNING APRIL 30, 1996. ALL RATIOS AND TOTAL RETURN FOR THE PERIOD HAVE BEEN
   ANNUALIZED.
11 PRIME OBLIGATION CLASS C SHARES WERE FULLY LIQUIDATED OCTOBER 27, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
12 PRIME OBLIGATION CLASS C SHARES WERE OFFERED BEGINNING MARCH 25, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
13 TREASURY CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1992. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
14 TREASURY CLASS C SHARES WERE OFFERED BEGINNING JULY 27, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
15 TREASURY II CLASS C SHARES WERE OFFERED BEGINNING MAY 8, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
16 TREASURY CLASS B SHARES WERE OFFERED BEGINNING AUGUST 4, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
17 TREASURY SWEEP CLASS SHARES WERE OFFERED BEGINNING AUGUST 1, 1997. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS (concluded)
====================================================================================================================================
SEI DAILY INCOME TRUST -- FOR THE YEARS ENDED JANUARY 31

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                                                                           RATIO OF
                                                                                                                             NET
         NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                    RATIO OF   INVESTMENT
           VALUE      NET        UNREALIZED       FROM NET        FROM        NET ASSET          NET ASSETS    EXPENSES     INCOME
         BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL     END OF     TO AVERAGE  TO AVERAGE
         OF PERIOD  INCOME      ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN PERIOD (000)  NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
-----------------------------------
CLASS A
   1998   $ 9.95     $0.59          $0.11         $(0.59)      $   --          $10.06     7.23%  $  81,014       0.45%      5.91%
   1997    10.09      0.57          (0.12)         (0.59)          --            9.95     4.62      73,545       0.45       5.72
   1996     9.73      0.61           0.36          (0.61)          --           10.09    10.27      73,431       0.45       6.13
   1995    10.06      0.40          (0.32)         (0.40)        (0.01)          9.73     0.93      99,458       0.45       4.12
   1994    10.13      0.40           0.04          (0.40)        (0.11)         10.06     4.41     128,063       0.45       3.98
   1993    10.09      0.52           0.14          (0.52)        (0.10)         10.13     6.66     100,153       0.45       5.04
CLASS B
   1998   $ 9.94     $0.56          $0.10         $(0.56)      $   --          $10.04     6.82%  $      13       0.75%      5.61%
   1997    10.07      0.55          (0.12)         (0.56)          --            9.94     4.40          13       0.75       5.49
   1996     9.71      0.58           0.36          (0.58)          --           10.07     9.94          39       0.75       5.85
   1995    10.04      0.38          (0.32)         (0.38)        (0.01)          9.71     0.70         131       0.75       3.92
   1994    10.13      0.37           0.02          (0.37)        (0.11)         10.04     3.93          37       0.75       3.67
   1993    10.09      0.48           0.14          (0.48)        (0.10)         10.13     6.34         135       0.75       4.74
CLASS D*
   1997(1)$10.09     $0.23         $(0.19)        $(0.23)      $   --          $ 9.90     0.35%+ $      --       0.85%      5.54%
   1996(2)  9.83      0.54           0.26          (0.54)          --           10.09     8.31+         11       0.85       5.86
------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
------------------------------------------

CLASS A
   1998   $ 9.78     $0.58          $0.29         $(0.58)      $   --          $10.07     9.15%   $117,107       0.50%      5.85%
   1997    10.06      0.55          (0.28)         (0.55)          --            9.78     2.81     133,675       0.49       5.59
   1996     9.33      0.60           0.73          (0.60)          --           10.06    14.60     164,978       0.45       6.12
   1995    10.13      0.50          (0.73)         (0.50)        (0.07)          9.33    (2.19)    243,671       0.45       5.20
   1994    10.23      0.54           0.11          (0.54)        (0.21)         10.13     6.44     336,814       0.45       5.24
   1993    10.06      0.62           0.28          (0.62)        (0.11)         10.23     9.51     259,488       0.45       6.16
CLASS B
   1996(3)$ 9.33     $0.50          $0.65         $(0.50)      $   --          $ 9.98    12.26%+  $     --       0.75%      5.82%
   1995(4)  9.64      0.31          (0.24)         (0.31)        (0.07)          9.33      0.61+        93       0.75       5.07
CLASS D*
   1997(5)$10.05     $0.20         $(0.40)        $(0.20)      $   --          $ 9.65    (1.93)%+ $     --       0.87%      5.19%
   1996     9.32      0.56           0.73          (0.56)          --           10.05    14.15          60       0.85       5.73
   1995    10.13      0.47          (0.74)         (0.47)        (0.07)          9.32    (2.61)         99       0.84       4.80
   1994(6) 10.44      0.17          (0.10)         (0.17)        (0.21)         10.13     1.52         107       0.75       4.94
--------------
GNMA PORTFOLIO
--------------

CLASS A
   1998   $ 9.63     $0.64          $0.24         $(0.64)      $  --           $ 9.87     9.52%   $ 77,792       0.60%      6.65%
   1997     9.84      0.65          (0.21)         (0.65)         --             9.63     4.70     101,887       0.57       6.76
   1996     9.17      0.67           0.67          (0.67)         --             9.84    15.06     136,394       0.49       7.04
   1995    10.07      0.64          (0.90)         (0.64)         --             9.17    (2.46)    182,225       0.47       6.89
   1994    10.22      0.66          (0.06)         (0.66)       (0.09)          10.07     6.09     262,162       0.45       6.38
   1993     9.99      0.75           0.27          (0.75)       (0.04)          10.22    10.92     193,204       0.45       7.49



                     RATIO OF
                        NET
          RATIO OF   INVESTMENT
          EXPENSES     INCOME
         TO AVERAGE  TO AVERAGE
         NET ASSETS  NET ASSETS  PORTFOLIO
         (EXCLUDING  (EXCLUDING  TURNOVER
           WAIVERS)   WAIVERS)     RATE
------------------------------------------
-----------------------------------
SHORT-DURATION GOVERNMENT PORTFOLIO
-----------------------------------
CLASS A
   1998       0.76%     5.60%       166%
   1997       0.70      5.47        145
   1996       0.53      6.05        184
   1995       0.52      4.05         45
   1994       0.52      3.91        105
   1993       0.55      4.94         80
CLASS B
   1998       0.81%     5.55%       166%
   1997       0.82      5.42        145
   1996       0.83      5.77        184
   1995       0.82      3.85         45
   1994       0.82      3.60        105
   1993       0.85      4.64         80
CLASS D*
   1997(1)    0.94%     5.45%        87%
   1996(2)    0.93      5.78        184
------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT PORTFOLIO
------------------------------------------
CLASS A
   1998       0.76%     5.59%       57%
   1997       0.69      5.39        94
   1996       0.53      6.04       115
   1995       0.52      5.13        61
   1994       0.53      5.16        56
   1993       0.53      6.08        52
CLASS B
   1996(3)    0.83%     5.74%      115%
   1995(4)    0.83      4.99        61
CLASS D*
   1997(5)    0.93%     5.13%       45%
   1996       0.93      5.65       115
   1995       0.92      4.72        61
   1994(6)    0.83      4.86        56
--------------
GNMA PORTFOLIO
--------------
CLASS A
   1998       0.75%     6.50%        4%
   1997       0.68      6.65        12
   1996       0.51      7.02        20
   1995       0.50      6.86        85
   1994       0.50      6.32        70
   1993       0.52      7.42        23





                                                                                                                           RATIO OF
                                                                                                                             NET
          NET ASSET            NET REALIZED AND DISTRIBUTIONS  DISTRIBUTIONS                                   RATIO OF   INVESTMENT
            VALUE      NET       UNREALIZED       FROM NET        FROM        NET ASSET           NET ASSETS   EXPENSES     INCOME
          BEGINNING INVESTMENT  GAINS (LOSSES)    INVESTMENT REALIZED CAPITAL  VALUE END  TOTAL    END OF     TO AVERAGE  TO AVERAGE
          OF PERIOD   INCOME    ON SECURITIES      INCOME         GAINS       OF PERIOD  RETURN  PERIOD (000) NET ASSETS  NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
--------------------------
GNMA PORTFOLIO (CONCLUDED)
--------------------------
CLASS B
   1997(7) $ 9.84   $0.28          $(0.46)         $(0.28)      $  --          $ 9.38    (1.88)%+   $   --        0.78%      6.54%
   1996      9.17    0.64            0.67           (0.64)         --            9.84    14.72          15        0.79       6.71
   1995(8)   9.16    0.35            0.01           (0.35)         --            9.17     4.00+         14        0.79       6.80
CLASS D*
   1997(9) $ 9.83   $0.25          $(0.38)         $(0.25)      $  --          $ 9.45    (1.32)%+   $   --        0.89%      6.46%
   1996      9.16    0.63            0.67           (0.63)         --            9.83    14.61         158        0.89       6.62
   1995     10.09    0.61           (0.93)          (0.61)         --            9.16    (3.04)        169        0.86       6.54
   1994(10) 10.22    0.19           (0.04)          (0.19)       (0.09)         10.09     4.24         133        0.75       6.06
--------------------------------
CORPORATE DAILY INCOME PORTFOLIO
--------------------------------
CLASS A
   1998    $ 1.99   $0.11          $ 0.01          $(0.11)      $  --          $ 2.00     6.29%     $69,571       0.35%      5.61%
   1997      2.00    0.11           (0.01)          (0.11)         --            1.99     5.21       55,783       0.36       5.49
   1996      1.96    0.12            0.05           (0.12)       (0.01)          2.00     8.65       48,539       0.35       5.97
   1995      2.00    0.09           (0.04)          (0.09)         --            1.96     2.59       50,495       0.35       4.60
   1994(11)  2.00    0.02              --           (0.02)         --            2.00     3.45       43,655       0.35       3.45



                         RATIO OF
                           NET
             RATIO OF   INVESTMENT
             EXPENSES     INCOME
            TO AVERAGE  TO AVERAGE
            NET ASSETS  NET ASSETS  PORTFOLIO
            (EXCLUDING  (EXCLUDING  TURNOVER
              WAIVERS)   WAIVERS)     RATE
--------------------------------------------
--------------------------
GNMA PORTFOLIO (CONCLUDED)
--------------------------
CLASS B
   1997(7)      0.80%     6.52%        7%
   1996         0.81      6.69        20
   1995(8)      0.82      6.77        85
CLASS D*
   1997(9)      0.91%     6.44%        6%
   1996         0.91      6.60        20
   1995         0.89      6.51        85
   1994(10)     0.80      6.01        70
--------------------------------
CORPORATE DAILY INCOME PORTFOLIO
--------------------------------
CLASS A
   1998         0.76%     5.20%      108%
   1997         0.73      5.12       141
   1996         0.55      5.77       295
   1995         0.55      4.40       147
   1994(11)     0.63      3.18        34


 * TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON THE CLASS D (FORMERLY PROVANTAGE) SHARES.
 + RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
 1 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 2 SHORT-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING FEBRUARY 28, 1995.  ALL RATIOS FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.
 3 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE FULLY LIQUIDATED DECEMBER 22, 1995. ALL RATIOS FOR THAT PERIOD HAVE
   BEEN ANNUALIZED.
 4 INTERMEDIATE-DURATION GOVERNMENT CLASS B SHARES WERE OFFERED BEGINNING JUNE 8, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
 5 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN
   ANNUALIZED.
 6 INTERMEDIATE-DURATION GOVERNMENT CLASS D SHARES WERE OFFERED BEGINNING SEPTEMBER 26, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT
   PERIOD HAVE BEEN ANNUALIZED.
 7 GNMA CLASS B SHARES WERE FULLY LIQUIDATED JULY 10, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 8 GNMA CLASS B SHARES WERE OFFERED BEGINNING JULY 12, 1994. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
 9 GNMA CLASS D SHARES FULLY LIQUIDATED JUNE 28, 1996. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
10 GNMA CLASS D SHARES WERE OFFERED BEGINNING SEPTEMBER 30, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD HAVE BEEN ANNUALIZED.
11 CORPORATE DAILY INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 28, 1993. ALL RATIOS AND TOTAL RETURN FOR THAT PERIOD
   HAVE BEEN ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI DAILY INCOME TRUST -- JANUARY 31, 1998

1.   ORGANIZATION
SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational
Portfolios: the Money Market Portfolio, the Government Portfolio, the Government II Portfolio, the Prime Obligation Portfolio, the Treasury Portfolio, the Treasury II Portfolio (collectively the "Money Market Portfolios"), the Short-Duration Government Portfolio (formerly the Short-Term Government Portfolio), the Intermediate-Duration Government Portfolio (formerly the Intermediate-Term Government Portfolio), the GNMA Portfolio, and the Corporate Daily Income Portfolio (collectively the "Fixed Income Portfolios"). The Portfolios' prospectus provides a description of each Portfolio's investment objectives, policies and strategies. The assets of each portfolio are segregated, and a shareholder's interest is limited to the Portfolio in which shares are held.

2.   SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Portfolios.
     SECURITY VALUATION--Investment securities of the Money Market Portfolios are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.
     Investment securities of the Fixed Income Portfolios which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, those securities for which market quotations are readily available are valued at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recently quoted price with estimates of such values determined under certain market conditions using procedures determined in good faith by the Board of Trustees. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost.
     FEDERAL INCOME TAXES--It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, have been reclassified to/from the following accounts:

                                                       UNDISTRIBUTED
                                       ACCUMULATED     NET INVESTMENT
                    PAID-IN-CAPITAL   REALIZED GAIN       INCOME
   PORTFOLIOS            (000)            (000)            (000)
   ------------     --------------   --------------    --------------
Government II            $ --            $(21)             $ 21
Prime Obligation           --             (23)               23
Treasury II                --              10               (10)
Short Duration
   Government             (20)             --                20
Intermediate Duration
   Government             (71)            (14)               85
GNMA                      (47)             --                47
Corporate Daily Income     --               3                (3)


     NET ASSET VALUE PER SHARE--The net asset value per share is calculated on each business day separately for each class of each Portfolio. In general, it is computed by dividing the assets of each Portfolio, less its liabilities, by the number of outstanding shares of the Portfolio.
     SECURITY TRANSACTIONS AND INVESTMENT INCOME--Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis.

     Purchase discounts and premiums on securities held in the "Fixed Income Portfolios" are accreted and amortized over the life of each security and recorded as interest income, using the effective interest method.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by each Portfolio's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and procedures adopted by the Adviser ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Portfolios also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     EXPENSES--Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Trust are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as the distribution fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net asset value each day.
     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Portfolio are distributed to its shareholders at least annually.
     USE OF ESTIMATES--The financial statements have been prepared in accordance with generally accepted accounting principles which require the use of estimates. Actual results could differ from those estimates.

3.   TRANSACTIONS WITH AFFILIATES
SEI Fund Management (the "Manager") provides management, administrative and shareholder services to the Portfolios for an annual fee of .33% of the average daily net assets of the Money Market Portfolio, .19% each of the average daily net assets of the Government II and Prime Obligation Portfolios, .24% each of the average daily net assets of the Government, Treasury and Treasury II Portfolios, .35% each of the average daily net assets of the Short-Duration Government, Intermediate-Duration Government and Corporate Daily Income Portfolios, and .32% of the GNMA Portfolio. However, the Manager has agreed to waive its annual fee in an amount which limits total annual expenses (including the annual management fee) of the following Portfolios to the following amounts set forth in the Management Agreement (expressed as a percentage of each Portfolio's daily net assets):

              MONEY                  PRIME
             MARKET GOV'T GOV'T II OBLIGATION TREASURY TREASURY II
             ------ ----- -------- ---------- -------- -----------
Class A       .20%  .20%    .20%      .20%      .20%      .25%
Class B       .50%  .50%    .50%      .50%      .50%      .55%
Class C       .70%  .70%    .70%      .70%      .70%      .75%
CNI Class      --   .85%     --        --        --        --
Sweep Class   .95%  .95%    .95%      .95%      .95%     1.00%

           SHORT-    INTERMEDIATE          CORPORATE
          DURATION     DURATION              DAILY
            GOV'T       GOV'T       GNMA    INCOME
          --------   ------------   ----   ---------
Class A     .45%       .50%         .60%     .35%
Class B     .75%        --           --       --

     In the event that the total annual expenses of a Portfolio, after reflecting a waiver of all fees by the Manager and Adviser, exceed the specified limitation, the Manager has agreed to bear such excess. In addition to contractual specified expense limits, the Manager may voluntarily waive a portion of its fee for both the Money Market and Fixed Income Portfolios in order to limit the operating expenses of the Portfolios.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, acts as the distributor of the shares of the Trust under the Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor,

================================================================================

SEI DAILY INCOME TRUST-- JANUARY 31, 1998


that provide shareholder and administrative services may receive compensation thereof. The Class A, Class B, Class C, CNI Class and Sweep Classes each have shareholder servicing plans (the "Shareholder Servicing Plans") which provide for servicing fees payable to the Distributor of .25% of the average daily net assets attributable to that particular class. For the Class A shares of the Money Market Portfolios, Short-Duration Government Portfolio and Corporate Daily Income Portfolio, no such fees were levied since the inception of the plan. In addition to the Shareholder Servicing Plans, the Class B and Class C shares have adopted administrative services plans that provide for administrative service fees payable to the Distributor of up to .05% and .25%, respectively, of the average daily net assets attributable to that class.
      The Treasury Portfolio Sweep Class and the Government Portfolio CNI Class shares have adopted distribution plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act, in addition to the shareholder servicing plan. The Plans provide for payments to the Distributor at an annual rate of .50% of a Portfolio's average daily net assets attributable to CNI Class and Sweep Class shares. These payments are characterized as "compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate CNI Class and Sweep Class shareholders that provide distribution related services to their customers.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. Compensation of officers and affiliated Trustees is paid by the Manager.

4.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENT
Under an Investment Advisory Agreement dated September 30, 1983, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Money Market Portfolios. For its services, the Investment Adviser receives a monthly fee equal to .075% of the combined average daily net assets up to $500 million and .02% of such assets in excess of $500 million of the Money Market Portfolios. Such fees are allocated daily on the basis of the relative net assets of each money market portfolio in the Trust. The Adviser has agreed to waive 50% of the fee otherwise due for the Government, Government II, Prime Obligation, Treasury and Treasury II Portfolios. In addition, the Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Under an Investment Advisory Agreement dated December 15, 1986, Wellington Management Company serves as the Investment Adviser of the Trust on behalf of the Short-Duration Government, Intermediate-Duration Government and GNMA Portfolios. Monthly fees are equal to .10% of the Portfolios' combined average daily net assets up to $500 million, .075% of the next $500 million of such assets and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee. Pursuant to an Investment Advisory Agreement dated August 4, 1993, Wellington Management Company serves as Investment Adviser for the Corporate Daily Income Portfolio. Monthly fees are equal to .10% of the Portfolios' average daily net assets up to $500 million, .075% of the next $500 million and .05% of such net assets in excess of $1 billion. The Adviser has voluntarily agreed to waive its remaining fee in an amount proportionate to the Manager's waiver of its fee.
     Bank of New York serves as custodian of the Money Market and Treasury Portfolios under an agreement dated August 1, 1995. CoreStates Bank, N.A. serves as custodian of the Government, Government II, Prime Obligation, Treasury II and the Fixed Income Portfolios under an agreement dated August 30, 1985. The custodians play no role in determining the investment policies of the Portfolios or which securities are to be purchased or sold in the Portfolios.

5.   INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities for the year ended January 31, 1998, were as follows for the "Fixed Income Portfolios":
                                   INTER-
                         SHORT-   MEDIATE-
                        DURATION  DURATION           CORPORATE
                         GOVERN-   GOVERN-             DAILY
                          MENT      MENT     GNMA     INCOME
                          (000)     (000)    (000)     (000)
                        --------  --------  --------  --------
PURCHASES
  U.S. Government       $105,117  $63,638   $ 3,440   $21,020
  Other                    --        --        --      25,571
SALES
  U.S. Government       $110,470  $86,304   $24,645   $22,823
  Other                    --        --        --       6,190
     At January 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized gain on securities, the aggregate gross unrealized loss on securities and the net unrealized gain/(loss) at January 31, 1998 for each Fixed Income Portfolio is as follows:

                      SHORT-    INTERMEDIATE-        CORPORATE
                     DURATION     DURATION             DAILY
                    GOVERNMENT   GOVERNMENT   GNMA    INCOME
                       (000)        (000)     (000)    (000)
                    ----------  ------------  ------  ------
Aggregate gross
  unrealized gain     $ 593        $2,466     $2,016   $292
Aggregate gross
  unrealized loss       (38)          (26)      (277)   (39)
                      -----        ------     ------   ----
Net unrealized gain   $ 555        $2,440     $1,739   $253
                      =====        ======     ======   ====

6.   CAPITAL LOSS CARRYFORWARDS
At January 31, 1998, the following portfolios have capital loss carryforwards:

                                                 EXPIRATION
                                     AMOUNT         DATE
                                  ----------      -------
Money Market                      $      355      1/31/03
                                         401      1/31/05
                                      35,590      1/31/06
Government                           120,329      1/31/05
                                      34,595      1/31/06
Government II                         32,234      1/31/01
                                      58,412      1/31/02
                                      84,628      1/31/03
                                      74,842      1/31/05
                                      38,015      1/31/06
Prime Obligation                      45,241      1/31/03
                                      57,624      1/31/05
                                      81,872      1/31/06
Treasury                               1,178      1/31/05
                                       9,145      1/31/06
Treasury II                          141,311      1/31/05
                                     192,331      1/31/06
Short-Duration Government          1,083,210      1/31/04
Intermediate-Duration Government   2,100,933      1/31/03
                                   3,199,945      1/31/04
                                     698,427      1/31/06
GNMA                               5,227,577      1/31/03
                                   6,472,568      1/31/04
                                     414,209      1/31/05
                                     237,677      1/31/06



     During the fiscal year ended January 31, 1998, the Short-Duration Government Portfolio utilized capital loss carryforwards of $372,065.
     Subsequent to October 31, 1997, the Portfolios recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at January 31, 1999.

                              POST OCTOBER 31, 1997 LOSSES
                              ----------------------------
Money Market                             $ 1,454
Government II                              4,934
Prime Obligation                          44,236
Treasury II                              187,605
Corporate Daily Income                     2,839

7.    LINE OF CREDIT

The Portfolios have a bank line of credit. Borrowings under the line of credit are secured by investment securities of the Portfolios equal to 110% of such borrowings and may not exceed 10% of the Portfolio's total assets. No borrowings were outstanding at January 31, 1998.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
================================================================================


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:

We have audited the accompanying statements of net assets of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Portfolios of the SEI Daily Income Trust (the "Trust") as of January 31, 1998, and the related statements of operations, changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1998, by correspondence with the custodians and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Corporate Daily Income Portfolios of the SEI Daily Income Trust as of January 31, 1998, the results of their operations, changes in their net assets, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.


ARTHUR ANDERSEN LLP

Philadelphia, PA
March 6, 1998


NOTICE TO SHAREHOLDERS
====================================================================================================================================
JANUARY 31, 1998 (UNAUDITED)



FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL
PURPOSES ONLY.

To the Shareholders of the SEI Daily Income Trust:

      For the fiscal year ended January 31, 1998, each portfolio is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                             (A)              (B)
                                          LONG TERM        ORDINARY            (C)                            (E)
                                        CAPITAL GAINS       INCOME            TOTAL             (D)           TAX
                                        DISTRIBUTIONS    DISTRIBUTIONS    DISTRIBUTIONS     QUALIFYING      EXEMPT
            PORTFOLIO                    (TAX BASIS)      (TAX BASIS)      (TAX BASIS)     DIVIDENDS (1)   INTEREST
          --------------                -------------    -------------    -------------    -------------   --------
Money Market                                 0%              100%             100%              0%            0%
Government                                   0%              100%             100%              0%            0%
Government II                                0%              100%             100%              0%            0%
Prime Obligation                             0%              100%             100%              0%            0%
Treasury                                     0%              100%             100%              0%            0%
Treasury II                                  0%              100%             100%              0%            0%
Short-Duration Government                    0%              100%             100%              0%            0%
Intermediate-Duration Government             0%              100%             100%              0%            0%
GNMA                                         0%              100%             100%              0%            0%
Corporate Daily Income                       0%              100%             100%              0%            0%


**  Items (A) and (B) are based on a percentage of the portfolios' total distributions.
**  Items (D) and (E) are based on a percentage of ordinary income distribution of the portfolio.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.




Please consult your tax adviser for proper treatment of this information.


NOTES

NOTES

NOTES

======================
SEI DAILY INCOME TRUST
======================
ANNUAL REPORT
======================
JANUARY 31, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT
Todd B. Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP








THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI DAILY INCOME TRUST'S PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI DAILY INCOME TRUST, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1(BULLET)800(BULLET)DIAL(BULLET)SEI/1(BULLET) 800(BULLET)342(BULLET)5734

SEI (LOGO OMITTED)
INVESTMENTS
DISTRIBUTION
CO.
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-022-08